UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 – September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio

- Global Bond Portfolio

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- Real Return Portfolio

- Short-Term Portfolio

- StocksPLUS Growth & Income Portfolio

- Total Return Portfolio

- Total Return Portfolio II

Schedule of Investments

All Asset Portfolio (a)

September 30, 2004 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 98.9%
CommodityRealReturn Strategy	685,609	$10,819
Convertible	97,819	1,152
Emerging Markets Bond	590,554	6,360
European Convertible	174,653	2,159
Foreign Bond (Unhedged)	962	10
GNMA	405,632	4,515
High Yield	658,319	6,405
International StocksPLUS TR Strategy	357,414	3,878
Low Duration	238,244	2,447
Real Return	420,260	4,867
Real Return Asset	428,261	5,173
RealEstateRealReturn Strategy	245,984	2,922
Short-Term	2,034	20
StocksPLUS	920,936	8,602
StocksPLUS Total Return	581,098	7,066

Total Investments	98.9%	$66,395
(Cost $64,482)
Other Assets and Liabilities (Net)	1.1%	743

Net Assets	100.0%	$67,138

Notes to Schedule of Investments:

(a) The Portfolio is investing in Affiliates.

(b) Institutional Class of each PIMCO Fund.

1

Schedule of Investments

CommodityRealReturn Strategy Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s	)	Value (000s	)
U.S. TREASURY OBLIGATIONS 94.4%
Treasury Inflation Protected Securities (a)
3.375% due 01/15/2007	$239		$256
4.250% due 01/15/2010	113		131
3.000% due 07/15/2012	1,917		2,123
2.375% due 01/15/2025	603		628

Total U.S. Treasury Obligations (Cost $3,148)			3,138

PURCHASED PUT OPTION 0.0%
	Notional Amount (000s	)
Treasury Inflation Protected Securities (OTC)
3.000% due 07/15/2012
Strike @ 75.000 Exp. 11/16/2004	500		0

Total Purchased Put Options (Cost $0)			0

SHORT-TERM INSTRUMENTS 93.9%
	Principal Amount (000s	)
Commercial Paper 72.1%
CBA (de) Finance
1.840% due 12/23/2004	100		99
Danske Corp.
1.840% due 12/09/2004	100		100
Fannie Mae
1.446% due 10/06/2004	300		300
1.730% due 10/08/2004	300		300
1.731% due 12/08/2004	300		299
Federal Home Loan Bank
1.550% due 10/01/2004	600		600
1.650% due 10/07/2004	100		100
1.805% due 12/07/2004	300		299
General Electric Capital Corp.
1.750% due 11/08/2004	100		100
HBOS Treasury Services PLC
1.800% due 11/22/2004	100		100
UBS Finance, Inc.
1.780% due 11/29/2004	100		100

			2,397

Repurchase Agreements 18.2%
Lehman Brothers, Inc.
1.660% due 10/01/2004	500		500
(Dated 09/30/2004. Collateralized by U.S. Treasury Bond 11.250% due 02/15/2015 valued at $516. Repurchase proceeds are $500.)
State Street Bank
1.400% due 10/01/2004	106		106
(Dated 09/30/2004. Collateralized by Federal Home Loan Bank 2.490% due 04/02/2018 valued at $110. Repurchase proceeds are $106.)

			606

U.S. Treasury Bills 3.6%
1.625% due 12/16/2004 (b)	120		119

Total Short-Term Instruments (Cost $3,122)			3,122

Total Investments 188.3%			$6,260
(Cost $6,270)
Other Assets and Liabilities (Net) (88.3%)			(2,935)

Net Assets 100.0%			$3,325

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Principal amount of security is adjusted for inflation.

(b) Securities with an aggregate market value of $120 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation

Euro-Bund 10-Year Note Long Futures	12/2004	1	$1

(c) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)

J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	100	$0
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		$150	7
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		300	(7)

							$0

Total Return Swaps

Counterparty	Receive total return	Pay		Expiration Date		Notional Amount	Unrealized Appreciation

J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index	3-month Treasury Bill rate plus a spread		10/29/2004		$3,100	$0

(d) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation	)	Net Unrealized Appreciation

Sell	EC	4	10/2004	$0	$0		$0

Schedule of Investments

Emerging Markets Bond Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 29.3%
Republic of Brazil
11.500% due 03/12/2008		$400	$463
2.130% due 04/15/2009 (a)		918	901
14.500% due 10/15/2009		540	699
12.000% due 04/15/2010		460	550
10.000% due 08/07/2011		1,250	1,386
2.130% due 04/15/2012 (a)		2,361	2,203
11.000% due 01/11/2012		1,160	1,337
10.500% due 07/14/2014		450	502
2.060% due 04/15/2024 (a)		100	89
6.000% due 04/15/2024 (a)		120	108
8.000% due 04/15/2014		4,451	4,430
8.875% due 04/15/2024		1,150	1,108
10.125% due 05/15/2027		1,540	1,640
12.250% due 03/06/2030		220	273
8.250% due 01/20/2034		540	483
11.000% due 08/17/2040		1,146	1,286

Total Brazil (Cost $16,331)			17,458

BULGARIA 0.7%
Republic of Bulgaria
2.750% due 07/28/2011 (a)		328	327
2.750% due 07/28/2012 (a)		76	76

Total Bulgaria (Cost $384)			403

CAYMAN ISLANDS 0.4%
Petrobras International Finance Co.
7.750% due 09/15/2014		250	249

Total Cayman Islands (Cost $247)			249

CHILE 1.6%
Republic of Chile
5.625% due 07/23/2007		915	966

Total Chile (Cost $962)			966

CHINA 1.3%
Export-Import Bank of China
5.250% due 07/29/2014		800	805

Total China (Cost $792)			805

COLOMBIA 1.0%
Republic of Colombia
9.750% due 04/23/2009		220	249
9.750% due 04/09/2011		87	99
10.750% due 01/15/2013		220	253

Total Colombia (Cost $575)			601

ECUADOR 4.4%
Republic of Ecuador
8.000% due 08/15/2030		3,219	2,624

Total Ecuador (Cost $1,889)			2,624

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011		150	169

Total El Salvador (Cost $164)			169

GUATEMALA 1.1%
Republic of Guatemala
9.250% due 08/01/2013		570	641

Total Guatemala (Cost $570)			641

MALAYSIA 1.5%
Petronas Capital Ltd.
7.000% due 05/22/2012		325	371
Republic of Malaysia
8.750% due 06/01/2009		120	144
7.500% due 07/15/2011		325	381

Total Malaysia (Cost $883)			896

MEXICO 13.0%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		145	146
Pemex Project Funding Master Trust
8.000% due 11/15/2011		250	283
7.375% due 12/15/2014		315	344
Petroleos Mexicanos
9.250% due 03/30/2018		127	155
United Mexican States
10.375% due 02/17/2009		375	462
8.375% due 01/14/2011		860	1,011
7.500% due 01/14/2012		485	548
6.375% due 01/16/2013		2,670	2,818
11.375% due 09/15/2016		25	37
8.125% due 12/30/2019		574	660
8.300% due 08/15/2031		1,165	1,328

Total Mexico (Cost $7,620)			7,792

MOROCCO 0.4%
Kingdom of Morocco
2.000% due 01/05/2009		225	221

Total Morocco (Cost $207)			221

PANAMA 1.5%
Republic of Panama
8.250% due 04/22/2008		15	17
9.625% due 02/08/2011		210	242
9.375% due 07/23/2012		310	353
8.875% due 09/30/2027		80	84
9.375% due 04/01/2029		200	225

Total Panama (Cost $885)			921

PERU 3.5%
Republic of Peru
9.125% due 01/15/2008		750	850
9.125% due 02/21/2012		920	1,035
4.500% due 03/07/2017		240	215

Total Peru (Cost $2,061)			2,100

RUSSIA 15.8%
Gazprom International S.A.
9.625% due 03/01/2013		150	167
Russian Federation
8.750% due 07/24/2005		800	835
5.000% due 03/31/2030		8,725	8,415

Total Russia (Cost $9,372)			9,417

SOUTH AFRICA (e) 2.8%
Republic of South Africa
7.375% due 04/25/2012		$310	350
5.250% due 05/16/2013	EC	400	504
6.500% due 06/02/2014		$750	801

Total South Africa (Cost $1,548)			1,655

SOUTH KOREA 1.1%
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	514
Industrial Bank of Korea
4.000% due 05/19/2014		110	108
Korea Development Bank
5.750% due 09/10/2013		15	16

Total South Korea (Cost $624)			638

TUNISIA (e) 2.8%
Banque Centrale De Tunisie
4.750% due 04/07/2011	EC	500	629
7.375% due 04/25/2012		$900	1,027

Total Tunisia (Cost $1,626)			1,656

UKRAINE 4.0%
Republic of Ukraine
11.000% due 03/15/2007		334	365
5.330% due 08/05/2009 (a)		600	609
6.875% due 03/04/2011		900	889
7.650% due 06/11/2013		500	503

Total Ukraine (Cost $2,357)			2,366

UNITED STATES 0.7%
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.890% due 10/25/2034 (a)		400	399

Total United States (Cost $400)			399

VENEZUELA 1.2%
Republic of Venezuela
5.375% due 08/07/2010		600	545
9.375% due 01/13/2034		200	198

Total Venezuela (Cost $691)			743

SHORT-TERM INSTRUMENTS 38.2%
Commercial Paper 38.0%
ABN AMRO North America
1.480% due 10/06/2004		700	700
Anz (Delaware), Inc.
1.635% due 11/18/2004		1,600	1,596
1.845% due 12/17/2004		200	199
ASB Bank Ltd.
1.725% due 12/03/2004		500	498
1.730% due 12/03/2004		300	299
Barclays U.S. Funding Corp.
1.770% due 10/21/2004		1,100	1,099
1.750% due 11/15/2004		700	698
CBA (de) Finance
1.850% due 12/20/2004		1,000	996
Danske Corp.
1.520% due 10/18/2004		1,600	1,599
1.785% due 12/16/2004		100	100
Den Norske Bank ASA
1.810% due 12/20/2004		400	398
1.840% due 12/23/2004		700	697
1.850% due 12/27/2004		700	697
Dexia Delaware LLC
1.505% due 10/01/2004		1,100	1,100
1.540% due 10/04/2004		600	600
1.830% due 12/20/2004		100	100
Fannie Mae
1.693% due 11/08/2004		100	100
1.800% due 11/29/2004		400	399
Federal Home Loan Bank
1.505% due 10/06/2004		400	400
General Electric Capital Corp.
1.590% due 11/05/2004		1,000	998
1.600% due 11/09/2004		500	499
1.610% due 11/16/2004		200	200
HBOS Treasury Services PLC
1.560% due 10/19/2004		1,300	1,299
1.655% due 11/18/2004		200	199
1.730% due 12/02/2004		300	299
ING U.S. Funding LLC
1.730% due 12/01/2004		200	199
1.820% due 12/16/2004		1,500	1,494
Lloyds Bank PLC
1.530% due 10/22/2004		200	200
Spintab AB
1.590% due 11/10/2004		800	799
1.740% due 12/02/2004		1,000	997
Stadshypoket Delaware, Inc.
1.625% due 11/10/2004		700	699
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004		1,600	1,597
1.610% due 11/10/2004		200	200
UBS Finance, Inc.
1.785% due 12/14/2004		400	398
UniCredit Delaware
1.570% due 10/22/2004		200	200
Westpac Trust Securities NZ Ltd.
1.520% due 10/15/2004		100	100

			22,652

Repurchase Agreement 0.2%
State Street Bank
1.400% due 10/01/2004		142	142
(Dated 09/30/2004. Collateralized by Federal Home Loan Bank 2.500% due 12/15/2005 valued at $146. Repurchase proceeds are $142.)

U.S. Treasury Bills 0.0%
1.630% due 12/16/2004 (b)		20	20

Total Short-Term Instruments (Cost $22,815)			22,814

Total Investments 126.6%			$75,534
(Cost $73,003)
Written Options (d) (0.0%)			(3)
(Premiums $4)
Other Assets and Liabilities (Net) (26.6%)			(15,856)

Net Assets 100.0%			$59,675

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities with an aggregate market value of $20 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	12/2004	2	$2

(c) Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$33	$0
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	300	1
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	300	1
J.P. Morgan Chase & Co.	United Mexican States 9.750% due 04/06/2005	Sell	2.840%	01/04/2013	1,600	148
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	350	(6)
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	100	0
Merrill Lynch & Co., Inc.	Republic of Kazakhstan 11.125% due 05/11/2007	Sell	0.700%	03/11/2005	100	0
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	1,000	3
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	250	1
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	450	12
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	525	(17)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.950%	12/09/2004	1,000	1
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0
Morgan Stanley Dean Witter & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	1,950	(6)

						$138

(d) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	115.000	11/26/2004	10	$4	$3

(e) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	163	10/2004	$5	$0	$5
Buy		149	11/2004	3	0	3
Buy		90	12/2004	1	0	1
Buy	CP	27,622	11/2004	2	0	2
Buy		18,181	12/2004	0	0	0
Buy	CY	896	09/2004	0	0	0
Sell	EC	896	10/2004	0	(26)	(26)
Buy	H$	350	10/2004	0	0	0
Buy		389	11/2004	0	0	0
Buy		233	12/2004	0	0	0
Buy	KW	52,245	10/2004	1	0	1
Buy		514,747	11/2004	10	0	10
Sell		327,408	11/2004	1	0	1
Buy		35,400	12/2004	0	0	0
Buy	MP	555	11/2004	0	0	0
Buy		818	12/2004	1	0	1
Buy	PN	174	11/2004	0	0	0
Buy		104	12/2004	0	0	0
Buy	PZ	160	11/2004	1	0	1
Buy		162	12/2004	1	0	1
Buy	RP	2,035	12/2004	0	0	0
Buy	RR	1,281	10/2004	0	0	0
Buy		1,426	11/2004	0	0	0
Buy		914	12/2004	0	0	0
Buy	S$	76	10/2004	1	0	1
Buy		85	11/2004	1	0	1
Buy		51	12/2004	0	0	0
Buy	SV	9,346	11/2004	5	0	5
Buy		1,003	12/2004	0	0	0
Buy	T$	1,656	11/2004	0	0	0
Buy		996	12/2004	0	0	0
				$33	$(26)	$7

Schedule of Investments

Foreign Bond Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%
Crusade Global Trust
1.580% due 02/15/2030 (a)		$11	$11
Medallion Trust
1.370% due 07/12/2031 (a)		25	25
National Australia Bank Ltd.
1.883% due 05/19/2010 (a)		50	50

Total Australia (Cost $86)			86

AUSTRIA (h) 1.5%
Republic of Austria
5.250% due 01/04/2011	EC	300	408
3.800% due 10/20/2013		100	123

Total Austria (Cost $447)			531

BRAZIL 0.3%
Republic of Brazil
2.062% due 04/15/2006 (a)		$32	32
2.125% due 04/15/2009 (a)		17	17
2.125% due 04/15/2012 (a)		67	62

Total Brazil (Cost $106)			111

CANADA (h) 3.7%
Commonwealth of Canada
6.000% due 06/01/2008	C$	500	427
5.500% due 06/01/2009		400	337
5.500% due 06/01/2010		300	254
6.000% due 06/01/2011		300	261

Total Canada (Cost $1,127)			1,279

CAYMAN ISLANDS (h) 1.7%
Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	250	321
Vita Capital Ltd.
2.460% due 01/01/2007 (a)		$250	252

Total Cayman Islands (Cost $554)			573

DENMARK (h) 0.2%
Nykredit Konvertible
6.000% due 10/01/2029	DK	326	57

Total Denmark (Cost $36)			57

FRANCE (h) 0.8%
Republic of France
4.000% due 04/25/2009	EC	80	103
4.000% due 10/25/2009		30	38
5.500% due 04/25/2010		110	151

Total France (Cost $200)			292

GERMANY (h) 22.9%
KFW International Finance, Inc.
3.500% due 11/15/2005	EC	100	126
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		30	40
Republic of Germany
4.500% due 07/04/2009		10	13
5.250% due 07/04/2010		300	407
5.250% due 01/04/2011		300	408
5.000% due 01/04/2012		100	134
5.000% due 07/04/2012		900	1,208
4.500% due 01/04/2013		80	104
4.250% due 01/04/2014		700	890
6.250% due 01/04/2024		600	913
5.000% due 07/04/2027		590	929
4.750% due 07/04/2028		30	38
5.625% due 01/04/2028		1,800	2,552
5.500% due 01/04/2031		100	141

Total Germany (Cost $7,230)			7,903

ITALY (h) 14.3%
First Italian Auto Transaction
2.240% due 07/12/2008 (a)	EC	18	22
Republic of Italy
2.125% due 02/01/2006		400	543
3.500% due 01/15/2008		2,700	3,408
4.250% due 11/01/2009		60	78
4.500% due 05/01/2009		360	471
5.500% due 11/01/2010		110	151
Seashell Securities PLC
2.359% due 10/25/2028 (a)		141	175
Telecom Italia SpA
5.625% due 02/01/2007 (a)		70	92

Total Italy (Cost $4,779)			4,940

JAPAN (h) 8.2%
Government of Japan
0.300% due 12/20/2007	JY	50,000	454
0.700% due 09/20/2008		10,000	92
1.500% due 12/20/2011		167,000	1,566
1.600% due 09/20/2013		30,000	279
2.400% due 06/20/2024		34,000	327
Japan Financial Corp.
5.875% due 03/14/2011		$80	88

Total Japan (Cost $2,724)			2,806

LUXEMBOURG 0.3%
Tyco International Group S.A.
5.875% due 11/01/2004		$100	100

Total Luxembourg (Cost $100)			100

MEXICO 0.2%
Pemex Project Funding Master Trust
8.625% due 02/01/2022		$20	23
Petroleos Mexicanos
8.850% due 09/15/2007		20	23
9.375% due 12/02/2008		30	35

Total Mexico (Cost $70)			81

NETHERLANDS (h) 0.8%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	200	260

Total Netherlands (Cost $191)			260

NEW ZEALAND (h) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	86	74

Total New Zealand (Cost $47)			74

RUSSIA 0.5%
Russian Federation
8.750% due 07/24/2005		$90	94
10.000% due 06/26/2007		60	68

Total Russia (Cost $163)			162

SOUTH AFRICA 0.3%
Republic of South Africa
8.375% due 10/17/2006		$105	116

Total South Africa (Cost $117)			116

SPAIN (h) 5.2%
Kingdom of Spain
4.950% due 07/30/2005	EC	30	38
5.150% due 07/30/2009		1,210	1,630
4.000% due 01/31/2010		100	128

Total Spain (Cost $1,602)			1,796

UNITED KINGDOM (h) 13.4%
Haus Ltd.
2.347% due 12/14/2037 (a)	EC	69	86
Lloyds TSB Bank PLC
5.625% due 07/15/2049		40	54
1.500% due 11/29/2049 (a)		$100	88
United Kingdom Gilt
5.000% due 03/07/2008	BP	1,100	2,011
4.000% due 03/07/2009		200	352
5.000% due 03/07/2012		600	1,100
5.000% due 09/07/2014		500	919

Total United Kingdom (Cost $4,545)			4,610

UNITED STATES (h) 26.1%
Asset-Backed Securities 2.6%
Ameriquest Mortgage Securities, Inc.
1.710% due 03/25/2033 (a)		$33	33
Amortizing Residential Collateral Trust
1.650% due 10/25/2031 (a)		10	10
1.590% due 07/25/2032 (a)		17	17
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.770% due 06/25/2029 (a)		3	3
Countrywide Asset-Backed Certificates
1.620% due 12/25/2018 (a)		39	39
Credit-Based Asset Servicing and Securitization
1.620% due 06/25/2032 (a)		29	29
CS First Boston Mortgage Securities Corp.
1.610% due 01/25/2032 (a)		7	7
Fieldstone Mortgage Investment Corp.
1.590% due 01/25/2035 (a)		78	78
First Alliance Mortgage Loan Trust
1.830% due 12/20/2027 (a)		6	6
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		169	170
Home Equity Asset Trust
1.710% due 03/25/2033 (a)		12	12
1.450% due 08/25/2034 (a)		84	84
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)		26	26
Irwin Home Equity Loan Trust
1.820% due 06/25/2028 (a)		27	27
Long Beach Mortgage Loan Trust
1.620% due 06/25/2033 (a)		38	38
1.620% due 07/25/2033 (a)		23	23
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)		36	36
Morgan Stanley Dean Witter Capital I, Inc.
1.670% due 07/25/2030 (a)		2	2
1.630% due 07/25/2032 (a)		13	13
Novastar Home Equity Loan
1.575% due 04/25/2028 (a)		9	9
1.580% due 01/25/2031 (a)		7	7
Providian Home Equity Loan Trust
1.590% due 06/25/2025 (a)		7	7
Quest Trust
2.010% due 06/25/2034 (a)		171	171
Residential Asset Securities Corp.
1.550% due 07/25/2032 (a)		52	52

			899

Corporate Bonds & Notes 2.8%
Comcast Corp.
7.050% due 03/15/2033		100	110
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)		100	100
Ford Motor Credit Co.
7.500% due 03/15/2005		200	204
General Motors Acceptance Corp.
2.135% due 05/18/2006 (a)		100	100
J.P. Morgan Chase & Co., Inc.
6.772% due 02/15/2012 (a)		10	11
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	105
Morgan Stanley Dean Witter Capital I, Inc.
1.900% due 04/15/2016 (a)		$190	190
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)		110	110
UFJ Finance Aruba AEC
6.750% due 07/15/2013		40	44

			974

Mortgage-Backed Securities 5.1%
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (a)		200	200
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	116
Commercial Mortgage Pass-Through Certificates
1.930% due 07/15/2015 (a)		155	155
1.970% due 11/15/2015 (a)		198	198
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		39	39
1.082% due 08/25/2033 (a)		50	50
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		5	5
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100	109
Impac Secured Assets CMN Owner Trust
1.490% due 08/25/2034 (a)		181	181
Mellon Residential Funding Corp.
1.820% due 12/15/2030 (a)		104	104
Sequoia Mortgage Trust
1.900% due 08/20/2032 (a)		71	70
Structured Asset Mortgage Investments, Inc.
1.421% due 09/19/2032 (a)		76	75
2.101% due 09/19/2032 (a)		190	190
1.950% due 03/19/2034 (a)		185	185
Structured Asset Securities Corp.
1.590% due 01/25/2033 (a)		20	20
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		8	8
3.065% due 02/27/2034 (a)		48	48
Washington Mutual, Inc.
5.159% due 10/25/2032 (a)		13	13

			1,766

Municipal Bonds & Notes 1.2%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100	116
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		100	101
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	104
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		100	102

			423

U.S. Government Agencies 7.9%
Fannie Mae
1.420% due 03/25/2034 (a)		187	186
1.570% due 08/25/2034 (a)		195	195
1.650% due 01/25/2016 (a)		12	12
5.000% due 09/01/2018		171	174
5.213% due 04/01/2033 (a)		43	44
5.500% due 11/01/2016 - 10/14/2034 (c)		1,244	1,286
Freddie Mac
3.456% due 02/01/2029 (a)		56	58
5.000% due 09/15/2016		41	42
6.530% due 11/26/2012		300	325
Government National Mortgage Association
3.250% due 06/20/2030 (a)		35	36
3.375% due 04/20/2030 (a)		13	13
4.000% due 05/20/2030 (a)		15	16
4.375% due 04/20/2028 (a)		4	4
Tennessee Valley Authority
4.875% due 12/15/2016		300	319

			2,710

U.S. Treasury Obligations 5.9%
Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		544	616
1.875% due 07/15/2013		103	105
3.625% due 04/15/2028		117	149
U.S. Treasury Bond
7.875% due 02/15/2021		100	135
U.S. Treasury Note
4.250% due 08/15/2013		1,000	1,015

			2,020

		Shares
Preferred Security 0.6%
DG Funding Trust
4.225% due 12/29/2049 (a)		20	215

Total United States (Cost $8,916)			9,007

PURCHASED CALL OPTIONS 0.0%
	Notional Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		$200	16

Total Purchased Call Options (Cost $10)			16

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		$200	12
		# of
		Contracts
Euribor June Futures (CME)
Strike @ 95.000 Exp. 06/12/2005		8	0
Euro-Bund December Futures (CME)
Strike @ 105.750 Exp. 11/23/2004		18	0
Eurodollar June Futures (CME)
Strike @ 94.750 Exp. 06/13/2005		4	0

Total Purchased Put Options (Cost $15)			12

SHORT-TERM INSTRUMENTS 23.1%
	Principal Amount (000s)
Commercial Paper 21.1%
ABN AMRO North America
1.480% due 10/06/2004		$900	900
ASB Bank Ltd.
1.725% due 12/03/2004		300	299
CBA (de) Finance
1.520% due 10/15/2004		200	200
1.650% due 11/19/2004		300	299
1.850% due 12/20/2004		200	199
Danske Corp.
1.725% due 12/03/2004		500	498
1.785% due 12/16/2004		400	398
Den Norske Bank ASA
1.500% due 10/06/2004		100	100
1.770% due 12/07/2004		600	598
1.810% due 12/20/2004		300	299
Dexia Delaware LLC
1.830% due 12/20/2004		900	896
Fannie Mae
1.010% due 10/01/2004		200	200
ForeningsSparbanken AB
1.535% due 10/04/2004		200	200
General Electric Capital Corp.
1.580% due 11/01/2004		500	499
General Motors Acceptance Corp.
2.362% due 03/21/2005		100	99
HBOS Treasury Services PLC
1.560% due 10/19/2004		300	300
1.585% due 10/26/2004		100	100
1.715% due 11/26/2004		200	200
Rabobank USA Financial Corp.
1.860% due 10/01/2004		200	200
Royal Bank of Scotland PLC
1.540% due 10/19/2004		100	100
1.630% due 11/03/2004		500	499
UBS Finance, Inc.
1.940% due 01/25/2005		200	199

			7,282

Repurchase Agreement 0.8%
State Street Bank
1.400% due 10/01/2004		265	265
(Dated 09/30/2004. Collateralized by Freddie Mac 1.875% due 02/15/2006 valued at $273. Repurchase proceeds are $265.)

U.S. Treasury Bills 1.2%
1.614% due 12/02/2004-12/16/2004 (c)(d)		415	414

Total Short-Term Instruments (Cost $7,961)			7,961

Total Investments 123.9%			$42,773
(Cost $41,026)
Written Options (e) (0.3%)			(88)
(Premiums $125)
Other Assets and Liabilities (Net) (23.6%)			(8,164)

Net Assets 100.0%			$34,521

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $414 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	8	$0
Euribor June Long Futures	06/2005	8	4
Euro-Bund 10-Year Note Long Futures	12/2004	51	72
Government of Japan 10-Year Note Long Futures	12/2004	4	68
U.S. Treasury 10-Year Note Long Futures	12/2004	39	29
U.S. Treasury 30-Year Bond Long Futures	12/2004	5	(3)
U.S. Treasury 5-Year Note Long Futures	12/2004	4	1

			$171

(e) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$300	$3	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	800	8	0
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	300	2	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	800	7	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	1,000	43	76
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	1,000	43	6
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	300	8	4
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	300	11	2
						$125	$88

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(f) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	800	$3
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		600	(1)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		200	1
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		500	1
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		300	(3)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	200	2
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		200	(22)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		1,080	(52)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	1
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,000	13
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		100	(13)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		200	4
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	6.000%	03/15/2031		100	(25)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	6.000%	03/15/2031		100	(24)
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		2,500	(136)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		200	(10)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,600	7
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	3,000	(20)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	4.235%	12/17/2008		7,100	(37)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.020%	05/18/2010	JY	17,000	(10)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		40,000	(5)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		50,000	(6)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	2,500	6
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		4,100	10
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		2,600	6
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$600	(42)
Bank of America	3-month LIBOR	Receive	6.000%	12/15/2024		500	(51)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		600	(42)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024		1,000	(58)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		1,900	(80)
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009		100	(4)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		800	(56)

							$(643)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	$100	$0

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.350%	04/01/2005	$100	$0

(g) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$800	$792	$791
U.S. Treasury Note	5.500	05/15/2009	400	438	437
U.S. Treasury Note	4.375	08/15/2012	500	516	516
U.S. Treasury Note	3.875	02/15/2013	900	895	883
U.S. Treasury Note	3.625	05/15/2013	2,400	2,342	2,308
U.S. Treasury Note	4.250	08/15/2013	1,100	1,117	1,106
				$6,100	$6,041

(h) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	557	10/2004	$11	$0	$11
Sell		1,343	10/2004	0	(47)	(47)
Buy	BR	36	10/2004	1	0	1
Sell	C$	1,614	10/2004	0	(35)	(35)
Buy	CP	1,246	11/2004	0	0	0
Sell	DK	679	12/2004	0	(3)	(3)
Buy	EC	35	10/2004	1	0	1
Sell		9,328	10/2004	0	(262)	(262)
Buy	H$	47	10/2004	0	0	0
Buy		420	12/2004	0	0	0
Sell	JY	241,125	10/2004	0	(10)	(10)
Buy	KW	6,966	10/2004	0	0	0
Buy		27,912	12/2004	0	0	0
Buy	MP	89	11/2004	0	0	0
Buy		67	12/2004	0	0	0
Sell	N$	87	10/2004	0	(1)	(1)
Buy	PN	25	11/2004	0	0	0
Buy	PZ	14	11/2004	0	0	0
Buy		14	12/2004	0	0	0
Buy	RR	199	10/2004	0	0	0
Buy	S$	10	10/2004	0	0	0
Buy	SV	364	11/2004	0	0	0

				$13	$(358)	$(345)

Schedule of Investments

Global Bond Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)			Value (000s)
BRAZIL 0.4%
Republic of Brazil
2.125% due 04/15/2009 (a)		$76		$74
2.125% due 04/15/2012 (a)		67		62

Total Brazil (Cost $129)				136

CANADA (i) 3.7%
Commonwealth of Canada
6.000% due 06/01/2008	C$	800		683
5.500% due 06/01/2009		400		337
5.500% due 06/01/2010		100		85
5.250% due 06/01/2013		300		250

Total Canada (Cost $1,242)				1,355

CAYMAN ISLANDS 0.7%
Vita Capital Ltd.
2.460% due 01/01/2007 (a)		$250		252

Total Cayman Islands (Cost $250)				252

FRANCE (i) 4.0%
Republic of France
6.500% due 04/25/2011	EC	1,000		1,450

Total France (Cost $1,410)				1,450

GERMANY (i) 8.2%
Republic of Germany
5.000% due 08/19/2005	EC	100		127
5.250% due 01/04/2011		900		1,224
6.250% due 01/04/2024		200		304
6.500% due 07/04/2027		200		315
6.250% due 01/04/2030		300		461
5.500% due 01/04/2031		400		563

Total Germany (Cost $2,595)				2,994

ITALY (i) 3.9%
Republic of Italy
9.500% due 02/01/2006	EC	650		882
Seashell Securities PLC
2.359% due 10/25/2028 (a)		71		87
Siena Mortgage SpA
2.346% due 12/16/2038 (a)		300		373
Telecom Italia SpA
5.625% due 02/01/2007 (a)		60		79

Total Italy (Cost $1,102)				1,421

JAPAN (i) 7.1%
Government of Japan
0.300% due 12/20/2007	JY	80,000		727
0.700% due 09/20/2008		20,000		184
1.500% due 12/20/2011		150,000		1,407
1.600% due 09/20/2013		20,000		186
2.400% due 06/20/2024		10,000		96

Total Japan (Cost $2,541)				2,600

LUXEMBOURG 0.3%
Tyco International Group S.A.
5.875% due 11/01/2004		$100		100

Total Luxembourg (Cost $100)				100

MEXICO (i) 0.5%
Pemex Project Funding Master Trust
8.625% due 02/01/2022		$100		114
United Mexican States
6.750% due 06/06/2006	JY	7,000		70

Total Mexico (Cost $177)				184

NETHERLANDS (i) 2.5%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	700		909

Total Netherlands (Cost $669)				909

RUSSIA 0.7%
Russian Federation
8.750% due 07/24/2005		$100		104
10.000% due 06/26/2007		50		57
5.000% due 03/31/2030 (a)		120		116

Total Russia (Cost $278)				277

SOUTH AFRICA 0.1%
Republic of South Africa
8.375% due 10/17/2006		$53		58

Total South Africa (Cost $59)				58

SPAIN (i) 3.3%
Kingdom of Spain
5.150% due 07/30/2009	EC	900		1,212

Total Spain (Cost $1,131)				1,212

UNITED KINGDOM (i) 10.2%
Holmes Financing PLC
2.278% due 10/15/2009 (a)	EC	100		125
2.298% due 07/25/2010 (a)		100		125
United Kingdom Gilt
5.000% due 03/07/2008	BP	1,200		2,194
4.000% due 03/07/2009		100		176
5.000% due 03/07/2012		400		733
5.000% due 09/07/2014		200		368

Total United Kingdom (Cost $3,615)				3,721

UNITED STATES 30.0%
Asset-Backed Securities 5.7%
Ameriquest Mortgage Securities, Inc.
2.025% due 03/25/2033 (a)		$58		58
1.745% due 08/25/2034 (a)		180		180
Amortizing Residential Collateral Trust
1.800% due 10/25/2031 (a)		10		10
1.740% due 07/25/2032 (a)		17		17
Bank One Issuance Trust
1.810% due 10/15/2008		300		300
Centex Home Equity
1.895% due 01/25/2034 (a)		68		69
Countrywide Asset-Backed Certificates
1.785% due 12/25/2018 (a)		78		78
CS First Boston Mortgage Securities Corp.
1.925% due 01/25/2032 (a)		4		4
1.780% due 05/25/2043 (a)		105		105
Fieldstone Mortgage Investment Corp.
1.905% due 01/25/2035 (a)		78		78
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		85		85
GSAMP Trust
2.130% due 03/25/2034 (a)		176		176
Home Equity Asset Trust
1.860% due 03/25/2033 (a)		12		12
1.700% due 04/25/2034 (a)		39		39
1.765% due 08/25/2034 (a)		84		84
Irwin Home Equity Loan Trust
2.135% due 06/25/2028 (a)		27		27
Long Beach Mortgage Loan Trust
1.935% due 06/25/2033 (a)		38		38
1.770% due 07/25/2033 (a)		92		92
Morgan Stanley Dean Witter Capital I, Inc.
1.820% due 07/25/2030 (a)		2		2
Residential Asset Mortgage Products, Inc.
1.550% due 04/25/2025 (a)		179		179
1.780% due 12/25/2033 (a)		78		78
Residential Asset Securities Corp.
1.530% due 09/25/2031 (a)		15		15
Saxon Asset Securities Trust
1.885% due 01/25/2032 (a)		13		13
2.015% due 12/25/2032 (a)		7		7
Structured Asset Securities Corp.
2.015% due 05/25/2034 (a)		175		175
Truman Capital Mortgage Loan Trust
1.790% due 01/25/2034 (a)		153		153

				2,074

Corporate Bonds & Notes 2.1%
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		50		50
Ford Motor Credit Co.
7.500% due 03/15/2005		200		204
General Motors Acceptance Corp.
2.135% due 05/18/2006 (a)		200		201
Morgan Stanley Dean Witter Capital I, Inc.
1.900% due 04/15/2016 (a)		190		190
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)		110		110
UFJ Finance Aruba AEC
6.750% due 07/15/2013		30		33

				788

Mortgage-Backed Securities 5.0%
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (a)		200		200
Countrywide Home Loan Mortgage Pass Through Trust
1.995% due 09/25/2034 (a)		192		192
Countrywide Home Loans, Inc.
5.700% due 03/19/2032 (a)		2		2
4.945% due 09/19/2032 (a)		7		7
1.895% due 08/25/2034 (a)		195		195
CS First Boston Mortgage Securities Corp.
1.880% due 02/15/2014 (a)		200		200
6.500% due 04/25/2033		39		39
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100		109
GSR Mortgage Loan Trust
3.474% due 06/01/2034 (a)		185		184
Harborview Mortgage Loan Trust
2.181% due 02/25/2034 (a)		74		74
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)		104		104
Sequoia Mortgage Trust
2.111% due 08/20/2032 (a)		57		56
Structured Asset Mortgage Investments, Inc.
2.161% due 03/19/2034 (a)		185		185
2.101% due 07/19/2034 (a)		190		190
Structured Asset Securities Corp.
1.900% due 06/25/2017 (a)		7		7
1.950% due 07/25/2032 (a)		23		23
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		8		8
5.149% due 10/25/2032 (a)		13		13
3.008% due 02/27/2034 (a)		32		32

				1,820

Municipal Bonds & Notes 0.8%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100		116
New York City Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25		26
5.000% due 02/01/2033		25		25
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011		100		113

				280

U.S. Government Agencies 6.5%
Fannie Mae
1.865% due 08/25/2030 (a)		179		179
1.960% due 03/25/2034 (a)		187		186
1.990% due 08/25/2034 (a)		195		195
5.000% due 11/01/2018		576		586
5.183% due 04/01/2033 (a)		43		44
5.500% due 10/01/2016 - 04/01/2018 (d)		1,019		1,056
Freddie Mac
3.543% due 02/01/2029 (a)		56		58
5.000% due 09/15/2016		41		42
Government National Mortgage Association
4.625% due 11/20/2024 (a)		15		15

				2,361

U.S. Treasury Obligations 9.9%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014		103		105
3.000% due 07/15/2012		316		350
3.500% due 01/15/2011		762		862
U.S. Treasury Bond
7.125% due 02/15/2023		600		765
U.S. Treasury Notes
4.875% due 02/15/2012		1,000		1,066
6.500% due 02/15/2010		100		115
U.S. Treasury Strips
0.000% due 05/15/2017 (b)		430		238
0.000% due 08/15/2020 (b)		300		135

				3,636

Total United States (Cost $10,941)				10,959

PURCHASED CALL OPTIONS 0.0%
		Notional Amount (000s	)
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		$100		8

Total Purchased Call Options (Cost $5)				8

PURCHASE PUT OPTIONS (i) 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2007		$100		6
		# of Contracts
Euribor June Futures (OTC)
Strike @ 95.500 Exp. 03/11/2005		4		0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 105.750 Exp. 11/23/2004		84		0
Eurodollar June Futures (CME)
Strike @ 93.750 Exp. 06/13/2005		6		0
U.S. Treasury 10-Year Notes December Futures (CBOT)
Strike @ 97.000 Exp. 11/26/2004		3		0

Total Purchased Put Options (Cost $9)				6

SHORT-TERM INSTRUMENTS 25.0%
		Principal Amount (000s	)
Commercial Paper 22.7%
Altria Group, Inc.
1.800% due 10/29/2004		$100		100
Anz (Delaware), Inc.
1.640% due 11/18/2004		100		100
Barclays U.S. Funding Corp.
1.750% due 11/15/2004		600		599
1.800% due 12/08/2004		400		399
CBA (de) Finance
1.660% due 11/22/2004		200		199
1.890% due 12/29/2004		200		199
Danske Corp.
1.725% due 12/03/2004		200		199
1.790% due 12/20/2004		800		797
Den Norske Bank ASA
1.730% due 12/02/2004		200		199
1.810% due 12/15/2004		700		697
1.810% due 12/20/2004		100		99
Dexia Delaware LLC
1.540% due 10/04/2004		400		400
1.810% due 12/13/2004		600		598
Fannie Mae
1.010% due 10/01/2004		200		200
ForeningsSparbanken AB
1.535% due 10/04/2004		400		400
General Electric Capital Corp.
1.800% due 12/16/2004		300		299
General Motors Acceptance Corp.
2.362% due 03/21/2005		100		99
HBOS Treasury Services PLC
1.715% due 11/26/2004		500		499
Royal Bank of Scotland PLC
1.810% due 12/22/2004		300		299
Stadshypoket Delaware, Inc.
1.625% due 11/10/2004		600		599
UBS Finance, Inc.
1.690% due 11/29/2004		600		598
1.735% due 12/03/2004		300		299
1.940% due 01/25/2005		200		199
Westpac Capital Corp.
1.690% due 11/26/2004		200		199

				8,275

Repurchase Agreement 1.2%
State Street Bank
1.400% due 10/01/2004		432		432
(Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $441. Repurchase proceeds are $432.)

U.S. Treasury Bills 1.1%
1.597% due 12/02/2004-12/16/2004 (d)(e)		400		399

Total Short-Term Instruments (Cost $9,107)				9,106

Total Investments 100.6%				$36,748
(Cost $35,360)
Written Options (f) (0.2%)				(59)
(Premiums $89)
Other Assets and Liabilities (Net) (0.4%)				(154)

Net Assets 100.0%				$36,535

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $399 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
Euribor Purchased Put Options Strike @ 95.250	12/2004	4	$0
Euro-Bund 10-Year Note Long Futures	12/2004	96	122
Government of Japan 10-Year Note Long Futures	12/2004	3	41
U.S. Treasury 10-Year Note Long Futures	12/2004	46	25
U.S. Treasury 30-Year Bond Long Futures	12/2004	2	(1)
Euribor June Long Futures	06/2005	8	4
Eurodollar June Long Futures	06/2005	9	(1)

			$190

(f) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	$1,200	$13	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	1,200	10	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	700	31	53
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	700	30	4
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	100	2	1
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	100	3	1
						$89	$59

*   The Portfolio will pay a floating rate based on 3-month LIBOR.

** The Portfolio will receive a floating rate based on 3-month LIBOR.

(g) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	600	$(1)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		400	3
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		600	0
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		400	(1)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		400	(4)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	06/17/2010	EC	410	(11)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		460	(22)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		100	(9)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	3.750%	06/17/2012		800	(21)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,800	26
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		1,200	27
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		100	(16)
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		1,700	(93)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		1,600	(76)
UBS Warburg LLC	6-month EC-LIBOR	Pay	5.000%	06/17/2015		400	17
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		500	9
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	1,200	2
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	4.235%	12/17/2008		5,800	(31)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012	JY	50,000	(6)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		45,000	(1)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	1,200	3
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		5,500	13
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		2,400	6
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$200	(14)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		1,000	(67)
J.P. Morgan Chase & Co.	3-month LIBOR	Pay	4.000%	12/15/2009		3,200	135
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		2,600	(185)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		1,300	(41)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		200	(8)

							$(366)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	$100	$0

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$200	$0

(h) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$5,200	$5,150	$5,142
U.S. Treasury Note	5.500	05/15/2009	200	219	218
				$5,369	$5,360

(i) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	A$	183	10/2004	$3	$0	$3
Buy	BP	67	10/2004	2	0	2
Sell		328	10/2004	0	(12)	(12)
Buy	BR	33	10/2004	1	0	1
Sell	C$	823	10/2004	0	(11)	(11)
Buy	CP	1,246	11/2004	0	0	0
Buy	DK	2,200	12/2004	11	0	11
Buy	EC	4,227	10/2004	123	0	123
Sell		355	10/2004	0	(6)	(6)
Buy	H$	47	10/2004	0	0	0
Buy		560	12/2004	0	0	0
Buy	JY	894,235	10/2004	38	0	38
Buy	KW	6,966	10/2004	0	0	0
Buy		26,749	12/2004	0	0	0
Buy	MP	89	11/2004	0	0	0
Buy		67	12/2004	0	0	0
Buy	PN	21	11/2004	0	0	0
Buy	PZ	13	11/2004	0	0	0
Buy		14	12/2004	0	0	0
Buy	RR	171	10/2004	0	0	0
Buy	S$	10	10/2004	0	0	0
Buy	SK	2,122	12/2004	10	0	10
Buy	SV	364	11/2004	0	0	0
				$188	$(29)	$159

Schedule of Investments

High Yield Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)			Value (000s)
CORPORATE BONDS & NOTES 77.4%
Banking & Finance 8.2%
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014		$1,675		$1,817
Bluewater Finance Ltd.
10.250% due 02/15/2012		1,675		1,826
Bombardier Capital, Inc.
7.090% due 03/30/2007 (h)		1,000		1,002
Borden US Finance Corp.
9.000% due 07/15/2014		200		211
Cedar Brakes II LLC
9.875% due 09/01/2013		555		616
Choctaw Resort Development Enterprise
9.250% due 04/01/2009		1,050		1,126
Eircom Funding
8.250% due 08/15/2013		800		880
Ferrellgas Escrow LLC
6.750% due 05/01/2014		400		410
Forest City Enterprises, Inc.
7.625% due 06/01/2015		425		448
Host Marriott LP
7.000% due 08/15/2012		600		634
JET Equipment Trust
10.000% due 06/15/2012 (a)		800		532
7.630% due 08/15/2012 (a)		403		253
JSG Funding PLC
9.625% due 10/01/2012		1,840		2,088
Kraton Polymers LLC
8.125% due 01/15/2014		1,000		985
Mizuho Preferred Capital Co.
9.870% due 06/30/2008 (b)		1,575		1,850
8.790% due 12/29/2049 (b)		700		804
Pemex Project Funding Master Trust
7.375% due 12/15/2014		350		382
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,600		2,333
7.750% due 02/15/2031		140		108
Refco Finance Holdings LLC
9.000% due 08/01/2012		775		831
Riggs Capital Trust
8.625% due 12/31/2026		150		165
Riggs Capital Trust II
8.875% due 03/15/2027		550		608
8.875% due 03/15/2027		950		1,050
Rotech Healthcare, Inc.
9.500% due 04/01/2012		2,325		2,499
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		350		364
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (b)		2,940		3,168
UGS Corp.
10.000% due 06/01/2012		375		411
Universal City Development Partners
11.750% due 04/01/2010		1,100		1,287
Ventas Capital Corp.
8.750% due 05/01/2009		825		924

				29,612

Industrials 54.9%
Abitibi-Consolidated, Inc.
6.950% due 12/15/2006		700		726
6.950% due 04/01/2008		250		256
5.250% due 06/20/2008		375		365
8.550% due 08/01/2010		350		377
6.000% due 06/20/2013		400		370
8.850% due 08/01/2030		1,453		1,446
AES Ironwood LLC
8.857% due 11/30/2025		1,637		1,833
Ahold Finance USA, Inc.
8.250% due 07/15/2010		1,000		1,132
Alderwoods Group, Inc.
7.750% due 09/15/2012		350		372
Allied Waste North America, Inc.
8.875% due 04/01/2008		600		654
6.375% due 04/15/2011		700		684
9.250% due 09/01/2012		1,200		1,341
7.875% due 04/15/2013		800		848
6.125% due 02/15/2014		750		703
American Media Operations, Inc.
10.250% due 05/01/2009		1,900		2,009
American Tower Escrow Corp.
0.000% due 08/01/2008		2,050		1,537
AmeriGas Partners LP
10.000% due 04/15/2006		120		132
8.830% due 04/19/2010		488		554
8.875% due 05/20/2011		200		221
Arco Chemical Co.
10.250% due 11/01/2010		50		55
ArvinMeritor, Inc.
6.625% due 06/15/2007		250		262
8.750% due 03/01/2012		1,175		1,307
Aviall, Inc.
7.625% due 07/01/2011		650		705
Boise Cascade Corp.
7.000% due 11/01/2013		900		1,051
Boyd Gaming Corp.
7.750% due 12/15/2012		900		970
Cablevision Systems Corp.
8.000% due 04/15/2012		1,000		1,050
Caesars Entertainment, Inc.
8.125% due 05/15/2011		2,000		2,320
Canwest Media, Inc.
10.625% due 05/15/2011		1,645		1,879
CCO Holdings LLC
8.750% due 11/15/2013		2,500		2,466
CF Cable TV, Inc.
9.125% due 07/15/2007		500		524
Chesapeake Energy Corp.
8.375% due 11/01/2008		650		712
7.500% due 06/15/2014		1,000		1,097
Colorado Interstate Gas Co.
6.850% due 06/15/2037		200		209
Commonwealth Brands, Inc.
9.750% due 04/15/2008		650		679
10.625% due 09/01/2008		850		888
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		828		820
7.461% due 04/01/2015		81		76
7.373% due 12/15/2015		342		268
6.545% due 02/02/2019		169		163
Crown Castle International Corp.
9.375% due 08/01/2011		380		439
10.750% due 08/01/2011		950		1,062
Crown European Holdings S.A.
9.500% due 03/01/2011		2,025		2,268
10.875% due 03/01/2013		450		525
CSC Holdings, Inc.
8.125% due 07/15/2009		250		267
8.125% due 08/15/2009		2,305		2,461
7.625% due 04/01/2011		1,000		1,059
6.750% due 04/15/2012		1,250		1,259
Delhaize America, Inc.
8.125% due 04/15/2011		2,000		2,294
Delta Air Lines, Inc.
7.379% due 05/18/2010		133		123
7.570% due 11/18/2010		450		404
Dex Media West LLC
8.500% due 08/15/2010		2,400		2,736
9.875% due 08/15/2013		1,862		2,197
Dimon, Inc.
7.750% due 06/01/2013		150		147
DirecTV Holdings LLC
8.375% due 03/15/2013		1,375		1,571
Dobson Communications Corp.
8.875% due 10/01/2013		650		422
Dresser, Inc.
9.375% due 04/15/2011		1,650		1,823
Dura Operating Corp.
8.625% due 04/15/2012		1,525		1,517
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		1,775		1,802
7.670% due 11/08/2016		1,400		1,340
Dynegy Holdings, Inc.
9.875% due 07/15/2010		300		340
10.125% due 07/15/2013		375		433
EchoStar DBS Corp.
10.375% due 10/01/2007		550		580
EI Paso CGP Co.
7.500% due 08/15/2006		1,200		1,243
6.500% due 06/01/2008		250		245
7.625% due 09/01/2008		750		759
7.750% due 06/15/2010		250		251
9.625% due 05/15/2012		200		210
7.750% due 10/15/2035		400		346
EI Paso Corp.
7.000% due 05/15/2011		100		97
7.875% due 06/15/2012		2,155		2,150
7.375% due 12/15/2012		300		291
7.800% due 08/01/2031		700		618
EI Paso Production Holding Co.
7.750% due 06/01/2013		1,250		1,259
Encore Acquisition Co.
6.250% due 04/15/2014		550		553
Equistar Chemicals LP
10.125% due 09/01/2008		545		617
8.750% due 02/15/2009		1,535		1,662
10.625% due 05/01/2011		400		458
Evergreen Resources, Inc.
5.875% due 03/15/2012		700		724
Exco Resources, Inc.
7.250% due 01/15/2011		500		532
Extendicare Health Services
9.500% due 07/01/2010		800		902
Ferrellgas Partners LP
6.990% due 08/01/2005 (h)		1,000		1,021
8.870% due 08/01/2009 (h)(l)		1,200		1,368
Fimep S.A.
10.500% due 02/15/2013		385		452
Fisher Scientific International, Inc.
8.000% due 09/01/2013		650		731
Foundation PA Coal Co.
7.250% due 08/01/2014		175		187
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (b)		375		386
7.125% due 07/15/2014		250		261
Fresenius Medical Care
7.875% due 06/15/2011		2,250		2,509
General Motors Corp.
8.250% due 07/15/2023		125		132
Georgia-Pacific Corp.
8.125% due 06/15/2023		600		619
8.000% due 01/15/2024		2,750		3,142
8.875% due 05/15/2031		650		791
Grief Brothers Corp.
8.875% due 08/01/2012		400		448
GulfTerra Energy Partners LP
8.500% due 06/01/2010		649		759
Hanover Compressor Co.
9.000% due 06/01/2014		500		551
Hanover Equipment Trust
8.500% due 09/01/2008		2,300		2,484
HCA, Inc.
7.875% due 02/01/2011		950		1,076
6.300% due 10/01/2012		350		363
6.250% due 02/15/2013		1,350		1,394
6.750% due 07/15/2013		1,075		1,145
Hilton Hotels Corp.
7.625% due 12/01/2012		1,500		1,751
HMH Properties, Inc.
7.875% due 08/01/2008		262		271
Hollinger Participation Trust
12.125% due 11/15/2010 (c)		413		466
Horizon Lines LLC
9.000% due 11/01/2012		275		291
Host Marriott LP
9.500% due 01/15/2007		250		278
9.250% due 10/01/2007		1,200		1,350
7.125% due 11/01/2013		185		195
Ingles Markets, Inc.
8.875% due 12/01/2011		1,000		1,082
Insight Midwest LP
9.750% due 10/01/2009		695		730
9.750% due 10/01/2009		900		945
10.500% due 11/01/2010		915		1,006
Invensys PLC
9.875% due 03/15/2011		650		670
ISP Chemco, Inc.
10.250% due 07/01/2011		1,465		1,641
Jefferson Smurfit Corp.
8.250% due 10/01/2012		500		554
7.500% due 06/01/2013		500		530
Johnsondiversey, Inc.
9.625% due 05/15/2012		390		439
K&F Industries, Inc.
9.625% due 12/15/2010		350		391
K2, Inc.
7.375% due 07/01/2014		1,150		1,225
Legrand S.A.
8.500% due 02/15/2025		550		633
Lyondell Chemical, Co.
9.875% due 05/01/2007		180		191
Mail Well I Corp.
9.625% due 03/15/2012		1,000		1,105
Mandalay Resort Group
6.500% due 07/31/2009		750		782
9.375% due 02/15/2010		1,900		2,195
7.625% due 07/15/2013		200		213
MCI, Inc.
5.908% due 05/01/2007		800		795
6.688% due 05/01/2009		3,020		2,918
Mediacom Broadband LLC
11.000% due 07/15/2013		1,515		1,621
Merisant Co.
9.500% due 07/15/2013		225		215
Meritor Automotive, Inc.
6.800% due 02/15/2009		250		258
MGM Mirage, Inc.
6.000% due 10/01/2009		350		357
8.375% due 02/01/2011		2,050		2,273
Midwest Generation LLC
8.560% due 01/02/2016		5,375		5,738
Nalco Co.
7.750% due 11/15/2011		1,550		1,651
Newpark Resources, Inc.
8.625% due 12/15/2007		890		912
Norampac, Inc.
6.750% due 06/01/2013		1,650		1,728
Northwest Airlines, Inc.
6.810% due 02/01/2020		595		527
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		400		437
7.750% due 05/15/2011		150		161
8.750% due 11/15/2012		1,775		1,979
8.250% due 05/15/2013		850		910
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		417		483
Park Place Entertainment Corp.
9.375% due 02/15/2007		1,475		1,648
7.875% due 03/15/2010		600		681
7.000% due 04/15/2013		1,400		1,565
Peabody Energy Corp.
6.875% due 03/15/2013		2,350		2,550
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,625		1,751
Premcor Refining Group, Inc.
6.750% due 02/01/2011		1,000		1,070
6.750% due 05/01/2014		300		312
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		750		795
Primedia, Inc.
7.625% due 04/01/2008		350		347
7.086% due 05/15/2010 (b)		150		152
8.875% due 05/15/2011		125		126
8.000% due 05/15/2013		1,945		1,860
Quebecor Media, Inc.
11.125% due 07/15/2011		1,400		1,624
Qwest Communications International, Inc.
7.250% due 02/15/2011		2,400		2,286
7.500% due 02/15/2014		1,800		1,661
Qwest Corp.
8.875% due 03/15/2012		1,650		1,823
Rayovac Corp.
8.500% due 10/01/2013		850		927
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		235		243
Roundy’s, Inc.
8.875% due 06/15/2012		1,900		2,057
Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013		1,000		1,070
Safety-Kleen Corp.
9.250% due 06/01/2008 (a)		1,450		4
9.250% due 05/15/2009 (a)		250		14
Saks, Inc.
8.250% due 11/15/2008		1		1
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011		800		872
8.000% due 03/15/2012		915		954
Six Flags, Inc.
9.750% due 04/15/2013		1,350		1,283
Sonat, Inc.
7.625% due 07/15/2011		2,650		2,624
SPX Corp.
6.250% due 06/15/2011		700		686
7.500% due 01/01/2013		1,875		1,915
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		550		595
7.875% due 05/01/2012		1,900		2,159
Station Casinos, Inc.
6.000% due 04/01/2012		925		953
6.500% due 02/01/2014		300		307
Stone Container Corp.
9.750% due 02/01/2011		525		584
8.375% due 07/01/2012		650		720
Stone Container Finance
7.375% due 07/15/2014		625		658
Tenet Healthcare Corp.
6.375% due 12/01/2011		975		880
7.375% due 02/01/2013		3,225		3,048
9.875% due 07/01/2014		700		735
Tenneco Automotive, Inc.
10.250% due 07/15/2013		1,600		1,832
Time Warner Telecom, Inc.
9.750% due 07/15/2008		950		945
10.125% due 02/01/2011		500		483
Toys “R” Us, Inc.
7.625% due 08/01/2011		900		905
7.875% due 04/15/2013		550		551
Triad Hospitals, Inc.
7.000% due 05/15/2012		500		525
7.000% due 11/15/2013		1,050		1,074
Trinity Industries, Inc.
6.500% due 03/15/2014		900		891
TRW Automotive, Inc.
9.375% due 02/15/2013		1,220		1,400
United Airlines, Inc.
6.201% due 09/01/2008		225		187
7.730% due 07/01/2010 (a)		800		651
7.186% due 04/01/2011 (a)		196		165
6.602% due 09/01/2013		500		422
US Airways Group, Inc.
9.625% due 09/01/2024 (a)(l)		9		0
Valero Energy Corp.
7.800% due 06/14/2010		400		389
Vintage Petroleum, Inc.
7.875% due 05/15/2011		1,125		1,209
8.250% due 05/01/2012		790		883
Westlake Chemical Corp.
8.750% due 07/15/2011		260		293
Williams Cos., Inc.
7.625% due 07/15/2019		3,200		3,520
7.875% due 09/01/2021		1,800		2,007
8.750% due 03/15/2032		1,000		1,123
Young Broadcasting, Inc.
8.500% due 12/15/2008		924		986
10.000% due 03/01/2011		580		600

				199,344

Utilities 14.3%
AES Corp.
9.375% due 09/15/2010		300		339
8.875% due 02/15/2011		1,275		1,425
8.750% due 05/15/2013		2,850		3,228
8.540% due 11/30/2019		332		368
American Cellular
10.000% due 08/01/2011		1,600		1,304
AT&T Corp.
8.050% due 11/15/2011		3,325		3,736
Centerpoint Energy, Inc.
7.250% due 09/01/2010		1,000		1,106
Cincinnati Bell, Inc.
7.250% due 07/15/2013		1,475		1,427
8.375% due 01/15/2014		900		826
CMS Energy Corp.
7.000% due 01/15/2005		1,950		1,971
8.900% due 07/15/2008		100		110
7.500% due 01/15/2009		2,200		2,316
7.750% due 08/01/2010		2,200		2,338
DPL, Inc.
6.875% due 09/01/2011		1,100		1,172
EI Paso Energy Partners
8.500% due 06/01/2011		321		362
Gaz Capital S.A.
8.625% due 04/28/2034		175		187
Homer City Funding LLC
8.734% due 10/01/2026		999		1,124
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		1,050		1,176
8.625% due 11/14/2011		490		556
Midwest Generation LLC
8.750% due 05/01/2034		1,550		1,697
MSW Energy Holdings LLC
7.375% due 09/01/2010		650		686
Nextel Communications, Inc.
9.500% due 02/01/2011		1		1
6.875% due 10/31/2013		2,550		2,665
7.375% due 08/01/2015		1,875		2,025
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208		1,099
Northwestern Corp.
7.250% due 03/03/2008		650		621
NRG Energy, Inc.
8.000% due 12/15/2013		2,550		2,744
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007		700		751
8.625% due 02/15/2008		350		388
10.000% due 10/01/2009		690		819
8.500% due 06/15/2011		2,050		2,322
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,200		1,113
Reliant Resources, Inc.
9.250% due 07/15/2010		1,975		2,131
9.500% due 07/15/2013		350		382
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014		350		324
Rural Cellular Corp.
8.250% due 03/15/2012		950		971
SESI LLC
8.875% due 05/15/2011		1,115		1,224
South Point Energy Corp.
8.400% due 05/30/2012		1,659		1,435
TECO Energy, Inc.
10.500% due 12/01/2007		400		466
7.500% due 06/15/2010		1,650		1,790
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		500		500
Triton PCS, Inc.
8.500% due 06/01/2013		575		525

				51,750

Total Corporate Bonds & Notes (Cost $271,156)				280,706

MUNICIPAL BONDS & NOTES 0.2%
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		650		604

Total Municipal Bonds & Notes (Cost $623)				604

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Note
2.500% due 09/30/2006		5,000		4,991

Total U.S. Treasury Obligations (Cost $4,988)				4,991

ASSET-BACKED SECURITIES 3.3%
Allegheny Energy, Inc.
5.640% due 06/08/2011 (b)		1,584		1,612
6.190% due 06/08/2011 (b)		180		183
6.220% due 06/08/2011 (b)		27		28
Brenntag
4.730% due 02/28/2012 (b)		1,250		1,272
Centennial Communications
3.875% due 01/20/2011 (b)		38		38
4.531% due 01/20/2011 (b)		33		33
4.920% due 01/20/2011 (b)		754		761
4.920% due 01/20/2011 (b)		71		71
Inmarsat Ventures PLC
5.328% due 10/10/2010 (b)		51		51
5.389% due 10/10/2010 (b)		549		552
5.328% due 10/10/2011 (b)		51		52
5.389% due 10/10/2011 (b)		549		554
Invensys PLC
5.477% due 09/30/2009 (b)		30		30
5.477% due 09/30/2009 (b)		366		370
6.366% due 12/30/2009 (b)		900		930
Midwest Generation LLC
4.570% due 04/27/2011 (b)		1,000		1,016
4.850% due 04/27/2011 (b)		495		503
4.890% due 04/27/2011 (b)		500		508
NRG Energy, Inc.
5.559% due 05/08/2010 (b)		376		387
1.870% due 12/23/2010 (b)		213		220
Qwest Corp.
6.500% due 06/30/2007 (b)		1,850		1,919
Tucson Electric Power Co.
1.010% due 03/30/2009 (b)		1,000		1,009

Total Asset-Backed Securities (Cost $11,948)				12,099

SOVEREIGN ISSUES 6.2%
Republic of Brazil
2.062% due 04/15/2006 (b)		1,056		1,055
11.000% due 01/11/2012		800		922
2.062% due 04/15/2012 (b)		94		88
10.250% due 06/17/2013		200		222
8.000% due 04/15/2014		7,506		7,471
8.250% due 01/20/2034		1,100		983
Republic of Guatemala
9.250% due 08/01/2013		225		253
Republic of Panama
9.625% due 02/08/2011		850		980
9.375% due 07/23/2012		375		427
8.875% due 09/30/2027		1,050		1,108
Republic of Peru
9.125% due 01/15/2008		600		680
9.125% due 02/21/2012		2,050		2,306
9.875% due 02/06/2015		350		404
4.500% due 03/07/2017 (b)		600		537
5.000% due 03/07/2017 (b)		220		204
Republic of Ukraine
11.000% due 03/15/2007		285		311
6.875% due 03/04/2011		500		494
7.650% due 06/11/2013		300		301
Russian Federation
5.000% due 03/31/2030 (b)		3,885		3,747

Total Sovereign Issues (Cost $21,885)				22,493

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 1.9%
Aspropulsion Capital BV
9.625% due 10/01/2013	EC	200		267
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014		300		409
Cirsa Finance Luxembourg S.A.
8.000% due 05/15/2014 (b)		50		64
8.750% due 05/15/2014		100		128
EI Paso Corp.
5.750% due 03/14/2006		700		869
Johnsondiversey, Inc.
9.625% due 05/15/2012		350		490
JSG Funding PLC
10.125% due 10/01/2012		650		917
Koninklijke Hoogovens NV
5.625% due 06/24/2008	NG	1,800		1,067
Kronos International, Inc.
8.875% due 06/30/2009	EC	300		407
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,770		2,160

Total Foreign Currency-Denominated Issues (Cost $5,993)				6,778

COMMON STOCKS 0.0%
		Shares
Dobson Communications Corp. (d)		85,601		114

Total Common Stocks (Cost $564)				114

CONVERTIBLE PREFERRED STOCK 0.0%
Dobson Communications Corp.
6.000% due 08/19/2016		650		29

Total Convertible Preferred Stock (Cost $109)				29

CONVERTIBLE BONDS & NOTES 0.8%
		Principal Amount (000s	)
Industrials 0.2%
Dimon, Inc.
6.250% due 03/31/2007		$850		795

Utilities 0.6%
AES Corp.
4.500% due 08/15/2005		1,500		1,509
Rogers Communication, Inc.
2.000% due 11/26/2005		665		643

				2,152

Total Convertible Bonds & Notes (Cost $2,854)				2,947

PREFERRED SECURITY 0.3%
		Shares
Fresenius Medical Care
7.875% due 02/01/2008		1,050		1,150

Total Preferred Security (Cost $1,082)				1,150

SHORT-TERM INSTRUMENTS 7.1%
		Principal Amount (000s	)
Commercial Paper 6.1%
Bank of Ireland
1.785% due 12/08/2004		$2,300		2,292
Barclays U.S. Funding Corp.
1.750% due 11/15/2004		4,000		3,991
CBA (de) Finance
1.635% due 11/16/2004		600		599
CDC Commercial Corp.
1.670% due 12/10/2004		2,100		2,092
Danske Corp.
1.645% due 11/19/2004		400		399
General Electric Capital Corp.
1.600% due 11/09/2004		800		799
1.800% due 12/14/2004		3,400		3,387
HBOS Treasury Services PLC
1.610% due 11/10/2004		300		299
Royal Bank of Scotland PLC
1.630% due 11/03/2004		2,400		2,396
Spintab AB
1.615% due 11/01/2004		700		699
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004		300		300
UBS Finance, Inc.
1.930% due 01/24/2005		900		894
1.940% due 01/25/2005		4,000		3,975

				22,122

Repurchase Agreement 0.5%
State Street Bank
1.400% due 10/01/2004		1,747		1,747

(Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,787. Repurchase proceeds are $1,747.)
U.S. Treasury Bills 0.5%
1.619% due 12/02/2004-12/16/2004 (e)(f)(g)		1,780		1,773

Total Short-Term Instruments (Cost $25,646)				25,642

Total Investments 98.6%				$357,553
(Cost $346,848)
Written Options (l) (0.2%)				(836)
(Premiums $1,902)
Other Assets and Liabilities (Net) 1.6%				5,923

Net Assets 100.0%				$362,640

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Variable rate security.

(c) Payment in-kind bond security.

(d) Non-income producing security.

(e) Securities with an aggregate market value of $1,495 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Securities with an aggregate market value of $279 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
Eurodollar June Long Futures	06/2005	68	$(54)
Eurodollar September Long Futures	09/2005	88	(58)
Euribor Purchased Put Options Strike @ 89.000	03/2005	310	(4)
Euro-Bobl 5-Year Note Long Futures	12/2004	99	61

			$(55)

(h) Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	08/11/2003	$1,007	$1,002	0.28%
Continental Airlines, Inc.	07/01/2003	743	819	0.23%
Ferrellgas Partners LP	06/30/2003	992	1,021	0.28%
Ferrellgas Partners LP	06/30/2003	1,328	1,368	0.38%

		$4,070	$4,210	1.16%

(i) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	4.000	%**	10/07/2004	$27,000	$416	$0
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	6.500	%*	10/07/2004	27,000	796	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	9,100	215	406
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	9,100	190	0
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	5,900	285	430
						$1,902	$836

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(j) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$17,900	$175
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024	5,400	(129)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024	2,800	(155)

						$(109)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	$2,000	$10
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.520%	12/20/2007	1,000	(3)
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 3.750% due 05/15/2023	Sell	1.140%	09/20/2009	1,000	(1)
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	1,000	0
Credit Suisse First Boston	Nextel Communications, Inc. 7.375% due 08/01/2015	Sell	1.320%	12/20/2007	1,000	8
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	4,000	0
Goldman Sachs & Co.	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	2.600%	12/20/2004	1,286	(1)
Goldman Sachs & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	12/20/2004	1,286	(1)
Goldman Sachs & Co.	Clear Channel Communications, Inc. 7.650% 09/15/2010	Sell	2.600%	12/20/2004	1,286	(1)
Goldman Sachs & Co.	Comcast Cable Communications, Inc. 6.750% 01/30/2011	Sell	2.600%	12/20/2004	1,286	(2)
Goldman Sachs & Co.	Cox Communications, Inc. 7.750% due 11/01/2010	Sell	2.600%	12/20/2004	1,286	(2)
Goldman Sachs & Co.	Harrah’s Entertainment, Inc. 8.000% due 02/01/2011	Sell	2.600%	12/20/2004	1,286	(2)
Goldman Sachs & Co.	Sprint Corp. 6.875% due 11/15/2028	Sell	2.600%	12/20/2004	1,286	(2)
Merrill Lynch & Co., Inc.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.680%	12/20/2009	1,000	(3)

						$0

(k) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	6,467	10/2004	$0	$(187)	$(187)
Buy	JY	167,529	10/2004	7	0	7
				$7	$(187)	$(180)

(l) The aggregate value of fair valued securities is $2,188, which is 0.60% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

Schedule of Investments

Long-Term U.S. Government Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 12.6%
Banking & Finance 12.6%
Ford Motor Credit Co.
2.060% due 07/18/2005 (a)	$100	$100
7.600% due 08/01/2005	100	104
General Electric Capital Corp.
2.005% due 03/15/2005 (a)	900	901
General Motors Acceptance Corp.
6.750% due 01/15/2006	3,000	3,130
International Bank for Reconstruction & Development
3.500% due 10/22/2004	1,000	1,001
7.625% due 01/19/2023	2,700	3,536
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,028
U.S. Trade Funding Corp.
4.260% due 11/15/2014	909	921
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	500	500

Total Corporate Bonds & Notes (Cost $11,043)		11,221

MUNICIPAL BONDS & NOTES 3.4%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	200	203
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2031	200	223
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	329
Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	102
Florida State Board of Education General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 06/01/2031	500	513
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	400	406
Irving Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	200	202
Metropolitan Transportation Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 11/15/2032	300	306
New York City Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	206
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	200	203
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	250	254
South Putnam School Building Corp. Revenue Bonds, (FSA insured), Series 2003
5.000% due 01/15/2022	100	106

Total Municipal Bonds & Notes (Cost $2,940)		3,053

U.S. GOVERNMENT AGENCIES 31.1%
Aid-Israel
5.500% due 09/18/2023	1,000	1,036
Fannie Mae
2.125% due 02/10/2006 (a)	1,000	995
2.293% due 08/25/2021 (a)	43	43
2.443% due 08/25/2022 (a)	25	25
2.740% due 04/25/2032 (a)	67	68
2.743% due 04/25/2021 (a)	42	43
4.500% due 08/25/2034 - 10/25/2034 (b)	1,504	1,184
5.000% due 07/29/2019 - 01/01/2034 (b)	2,807	2,808
5.500% due 05/01/2034	386	392
Federal Home Loan Bank
4.000% due 07/14/2008	1,000	1,006
5.120% due 01/10/2013 (a)	5,000	5,026
5.125% due 08/15/2019	1,000	1,008
Federal Housing Administration
6.896% due 07/01/2020 (a)	530	529
Financing Corp.
0.000% due 11/30/2017 (d)	2,700	1,382
10.700% due 10/06/2017	650	1,012
Freddie Mac
1.863% due 10/25/2030	29	29
2.512% due 02/15/2027 (a)	39	40
2.812% due 02/15/2021 (a)	50	50
5.200% due 03/05/2019	1,500	1,475
5.500% due 08/15/2030	27	27
6.000% due 02/15/2015	73	73
7.000% due 07/15/2023 - 12/01/2031 (b)	198	210
Government National Mortgage Association
5.000% due 08/20/2033 - 08/16/2034 (b)	4,912	4,200
6.000% due 08/20/2033	1,062	1,071
Overseas Private Investment Corp.
3.800% due 08/15/2007	1,000	1,082
5.140% due 08/15/2007	1,000	1,053
5.590% due 11/30/2010	700	831
Small Business Administration
5.240% due 08/01/2023 (a)	956	987

Total U.S. Government Agencies (Cost $26,819)		27,685

U.S. TREASURY OBLIGATIONS 11.4%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	179	192
2.375% due 01/15/2025	4,854	5,058
U.S. Treasury Bond
5.500% due 08/15/2028	800	860
U.S. Treasury Note
1.750% due 12/31/2004	4,000	4,001

Total U.S. Treasury Obligations (Cost $9,800)		10,111

MORTGAGE-BACKED SECURITIES 15.8%
Bear Stearns Adjustable Rate Mortgage Trust
5.120% due 03/25/2033 (a)	1,131	1,139
5.439% due 03/25/2033 (a)	440	444
4.924% due 01/25/2034 (a)	208	210
2.120% due 02/25/2034 (a)	177	178
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,056	977
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	227	229
5.250% due 01/25/2034	905	910
CS First Boston Mortgage Securities Corp.
4.947% due 11/25/2032 (a)	190	192
2.390% due 04/25/2033 (a)	272	273
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011	180	189
First Republic Mortgage Loan Trust
2.110% due 11/15/2031 (a)	721	720
GMAC Mortgage Corp. Loan Trust
2.040% due 10/25/2033 (a)	195	195
Impac CMB Trust
5.249% due 09/25/2034	1,445	1,454
MASTR Asset Securitization Trust
5.500% due 09/25/2033	673	670
Residential Accredit Loans, Inc.
2.240% due 01/25/2033 (a)	133	133
2.240% due 03/25/2033 (a)	234	234
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	212	216
Sequoia Mortgage Trust
2.151% due 06/20/2032 (a)	254	254
2.161% due 07/20/2033 (a)	880	876
Structured Asset Mortgage Investments, Inc.
7.190% due 02/25/2030 (a)	65	66
6.513% due 03/25/2032 (a)	50	51
2.141% due 09/19/2032 (a)	1,892	1,885
2.231% due 06/18/2033 (a)	476	477
Structured Asset Securities Corp.
2.340% due 07/25/2032 (a)	1,060	1,063
2.130% due 01/25/2033 (a)	98	98
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	117	118
5.390% due 02/25/2031 (a)	207	211
2.390% due 01/25/2033 (a)	9	9
5.120% due 02/25/2033 (a)	147	149
5.410% due 02/25/2033 (a)	138	140
5.040% due 05/25/2033 (a)	289	291
3.550% due 01/25/2041 (a)	11	11

Total Mortgage-Backed Securities (Cost $14,103)		14,062

ASSET-BACKED SECURITIES 5.1%
ACE Securities Corp.
2.180% due 06/25/2032 (a)	57	57
AmeriCredit Automobile Receivables Trust
1.886% due 10/12/2006 (a)	97	97
Ameriquest Mortgage Securities, Inc.
2.250% due 03/25/2033 (a)	133	133
Argent Securities, Inc.
2.090% due 03/25/2034 (a)	1,005	1,006
Bayview Financial Acquisition Trust
2.290% due 08/28/2034 (a)	547	549
Bear Stearns Asset-Backed Securities, Inc.
2.340% due 11/25/2042 (a)	713	714
Countrywide Asset-Backed Certificates
2.100% due 05/25/2032 (a)	18	18
CS First Boston Mortgage Securities Corp.
2.280% due 08/25/2032 (a)	105	105
Home Equity Asset Trust
2.240% due 09/25/2033 (a)	38	38
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	261	262
Long Beach Mortgage Loan Trust
2.240% due 03/25/2033 (a)	285	286
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	94	101
Novastar Home Equity Loan
2.120% due 01/25/2031 (a)	47	47
Renaissance Home Equity Loan Trust
2.280% due 08/25/2033 (a)	64	65
2.340% due 12/25/2033 (a)	240	241
SMS Student Loan Trust
2.340% due 10/27/2025 (a)	127	128
Specialty Underwriting & Residential Finance
2.170% due 06/25/2034 (a)	537	538
Terwin Mortgage Trust
2.420% due 06/25/2033 (a)	163	163

Total Asset-Backed Securities (Cost $4,545)		4,548

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 97.500 Exp. 12/13/2004	100	1
Eurodollar March Futures (CME)
Strike @ 96.000 Exp. 03/14/2005	43	0

Total Purchased Put Options (Cost $6)		1

SHORT-TERM INSTRUMENTS 21.1%
Certificates of Deposit 3.8%
Citibank New York N.A.
1.750% due 12/07/2004	$1,700	1,700
Wells Fargo Bank N.A.
1.620% due 10/06/2004	1,700	1,700

		3,400

Commercial Paper 12.7%
Fannie Mae
1.682% due 11/08/2004	900	898
1.690% due 11/08/2004	700	699
1.734% due 11/15/2004	600	599
1.660% due 11/24/2004	1,800	1,795
1.594% due 12/01/2004	900	897
1.687% due 12/01/2004	1,700	1,695
1.760% due 12/08/2004	900	897
1.774% due 12/15/2004	1,500	1,494
Federal Home Loan Bank
1.650% due 10/07/2004	900	900
Freddie Mac
1.571% due 11/22/2004	900	898
1.575% due 11/24/2004	500	499

		11,271

Repurchase Agreement 3.0%
State Street Bank
1.400% due 10/01/2004	2,668	2,668
(Dated 09/30/2004. Collateralized by U.S. Treasury Note 2.750% due 07/31/2006 valued at $2,725. Repurchase proceeds are $2,668.)

U.S. Treasury Bills 1.6%
1.628% due 12/02/2004-12/16/2004 (b)(e)	1,485	1,479

Total Short-Term Instruments (Cost $18,819)		18,818

Total Investments 100.5%		$89,499
(Cost $88,075)
Written Options (f) (0.0%)		(34)
(Premiums $79)
Other Assets and Liabilities (Net) (0.5%)		(455)

Net Assets 100.0%		$89,010

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal amount of security is adjusted for inflation.

(d) Principal only security.

(e) Securities with an aggregate market value of $1,672 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation	)
U.S. Treasury 10-Year Note Long Futures	12/2004	350	$309
U.S. Treasury 30-Year Bond Long Futures	12/2004	3	5
U.S. Treasury 30-Year Bond Long Futures	12/2004	261	459
U.S. Treasury 5-Year Note Long Futures	12/2004	9	5
U.S. Treasury 5-Year Note Short Futures	12/2004	149	(26)
Eurodollar March Long Futures	03/2005	60	51
Eurodollar September Long Futures	09/2005	69	25

			$828

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar December Futures	116.000	11/24/2004	36	$17	$14
Call - CME Eurodollar December Futures	98.250	12/13/2004	100	12	1
Call - CME Eurodollar March Futures	97.500	03/14/2005	14	6	4
Put - CME Eurodollar March Futures	97.000	03/14/2005	43	23	3
				$58	$22

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	4.000	%**	11/02/2004	$5,000	$21	$12

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

Schedule of Investments

Low Duration Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.8%
Banking & Finance 3.4%
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	$1,200	$1,201
7.600% due 08/01/2005	1,000	1,039
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	1,700	1,714
2.530% due 04/13/2006 (a)	2,300	2,310
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	1,300	1,304
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	100	100
Prudential Financial, Inc.
4.104% due 11/15/2006	400	407
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	500	500

		8,575

Industrials 1.7%
Altria Group, Inc.
7.650% due 07/01/2008	200	218
AOL Time Warner, Inc.
6.125% due 04/15/2006	250	261
Clear Channel Communications, Inc.
6.000% due 11/01/2006	250	263
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	200	203
7.750% due 06/15/2005	1,700	1,761
2.340% due 05/24/2006 (a)	100	100
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	200	224
International Paper Co.
7.625% due 01/15/2007	250	272
Tyco International Group S.A.
6.375% due 06/15/2005	1,100	1,128

		4,430

Utilities 0.7%
Appalachian Power Co.
4.800% due 06/15/2005	40	41
Entergy Mississippi, Inc.
4.350% due 04/01/2008	100	101
France Telecom S.A.
7.950% due 03/01/2006	100	107
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	1,300	1,301
Progress Energy, Inc.
6.750% due 03/01/2006	250	263

		1,813

Total Corporate Bonds & Notes (Cost $14,797)		14,818

U.S. GOVERNMENT AGENCIES 27.3%
Fannie Mae
1.960% due 03/25/2034 (a)	749	746
2.190% due 03/25/2044 (a)	1,099	1,101
2.240% due 11/25/2032 (a)	220	220
2.781% due 09/01/2040 (a)	32	32
4.766% due 12/01/2036 (a)	155	160
5.000% due 10/19/2019 - 04/25/2033 (b)	15,224	15,465
5.039% due 09/01/2034 (a)	159	161
5.500% due 10/01/2017 - 10/14/2034 (b)	45,037	45,655
6.000% due 06/01/2016 - 03/01/2033 (b)	1,541	1,577
6.500% due 08/01/2032 - 01/01/2033 (b)	84	88
Federal Home Loan Bank
5.500% due 04/17/2006	1,000	1,043
Federal Housing Administration
7.430% due 10/01/2020	56	57
Freddie Mac
2.010% due 07/15/2016 (a)	1,555	1,556
5.000% due 10/01/2018	78	80
5.500% due 08/15/2030	119	120
6.000% due 09/01/2016 - 02/01/2033 (b)	1,191	1,214
6.500% due 07/25/2043	384	406

Total U.S. Government Agencies (Cost $69,830)		69,681

U.S. TREASURY OBLIGATIONS 2.0%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008	1,759	1,929
3.875% due 01/15/2009	2,010	2,263
4.250% due 01/15/2010	338	392
3.375% due 01/15/2012	213	242
3.000% due 07/15/2012	316	350

Total U.S. Treasury Obligations (Cost $5,097)		5,176

MORTGAGE-BACKED SECURITIES 3.8%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	281	291
5.637% due 10/20/2032 (a)	12	12
Bear Stearns Adjustable Rate Mortgage Trust
5.974% due 06/25/2032 (a)	23	23
5.288% due 10/25/2032 (a)	4	4
5.557% due 01/25/2033 (a)	46	46
5.562% due 03/25/2033 (a)	82	84
5.194% due 04/25/2033 (a)	65	65
5.069% due 01/25/2034 (a)	347	350
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	116	119
6.000% due 10/25/2033	351	359
Countrywide Home Loans, Inc.
1.885% due 04/25/2034 (a)	620	617
Credit-Based Asset Servicing & Securitization LLC
2.340% due 01/25/2033 (a)	220	220
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	45	45
7.222% due 06/25/2032 (a)	4	4
5.720% due 10/25/2032 (a)	16	17
1.429% due 08/25/2033 (a)	50	50
GSR Mortgage Loan Trust
6.000% due 03/25/2032	17	17
Impac CMB Trust
2.240% due 07/25/2033 (a)	157	157
2.090% due 01/25/2034 (a)	433	434
MASTR Asset Securitization Trust
5.500% due 09/25/2033	122	122
Mellon Residential Funding Corp.
2.000% due 06/15/2030 (a)	1,090	1,085
Merrill Lynch Mortgage Investors, Inc.
2.851% due 01/25/2029 (a)	536	565
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	238	238
Residential Funding Mortgage Securities I, Inc.
5.603% due 09/25/2032 (a)	4	4
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	687	683
Sequoia Mortgage Trust
2.151% due 05/20/2032 (a)	64	64
2.111% due 08/20/2032 (a)	35	35
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	91	91
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)	46	46
6.150% due 07/25/2032 (a)	4	4
2.000% due 08/25/2033 (a)	91	91
2.340% due 11/25/2033 (a)	164	160
Washington Mutual Mortgage Securities Corp.
6.230% due 07/25/2032 (a)	11	11
4.816% due 10/25/2032 (a)	719	724
3.066% due 02/27/2034 (a)	128	128
3.565% due 01/25/2041 (a)	11	11
2.780% due 08/25/2042 (a)	433	441
Washington Mutual, Inc.
5.497% due 04/26/2032 (a)	90	91
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)	2,039	2,044

Total Mortgage-Backed Securities (Cost $9,571)		9,552

ASSET-BACKED SECURITIES 17.9%
ACE Securities Corp.
2.180% due 06/25/2032 (a)	2	2
Ameriquest Mortgage Securities, Inc.
2.150% due 04/25/2032 (a)	51	51
1.930% due 04/25/2034 (a)	1,419	1,419
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	165	165
2.160% due 07/25/2032 (a)	106	106
Argent Securities, Inc.
2.020% due 09/25/2034 (a)	800	800
Asset Backed Securities Corp. Home Equity
2.860% due 03/15/2032 (a)	600	604
Centex Home Equity
1.940% due 03/25/2034 (a)	876	876
Chase Funding Mortgage Loan Asset-Backed Certificates
2.120% due 05/25/2030 (a)	1,320	1,321
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	26	27
Countrywide Asset-Backed Certificates
2.090% due 07/25/2018 (a)	131	131
2.080% due 12/25/2031 (a)	312	313
1.775% due 12/25/2034 (a)	1,700	1,699
2.030% due 12/25/2034 (a)	1,309	1,310
Credit-Based Asset Servicing & Securitization LLC
1.865% due 09/25/2033 (a)	297	297
Credit-Based Asset Servicing and Securitization
2.160% due 06/25/2032 (a)	7	7
1.950% due 03/25/2034 (a)	1,147	1,148
1.970% due 08/25/2034 (a)	1,779	1,780
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)	44	44
Equity One ABS, Inc.
2.120% due 11/25/2032 (a)	26	26
1.950% due 07/25/2034 (a)	1,923	1,924
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.960% due 07/25/2033 (a)	900	901
Fremont Home Loan Trust
1.890% due 07/25/2034 (a)	600	600
GSAMP Trust
1.640% due 10/25/2033 (a)	905	905
2.130% due 03/25/2034 (a)	968	969
2.020% due 10/01/2034 (a)(h)	2,300	2,300
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)	496	497
Home Equity Asset Trust
1.780% due 12/25/2034 (a)	1,274	1,274
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	5	6
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	4	4
Long Beach Mortgage Loan Trust
1.990% due 02/25/2024 (a)	1,387	1,389
2.290% due 11/25/2032 (a)	579	581
Merrill Lynch CLO Pilgrim-3
2.260% due 06/23/2010 (a)	444	441
MMCA Automobile Trust
2.550% due 02/15/2007	482	483
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)	6	6
Nelnet Student Loan Trust
2.017% due 04/25/2011 (a)	800	800
Park Place Securities, Inc.
1.940% due 08/25/2034 (a)	1,200	1,200
1.820% due 10/25/2034 (a)	1,900	1,900
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)	1,380	1,381
2.180% due 09/25/2033 (a)	936	937
2.090% due 02/25/2034 (a)	1,003	1,003
Residential Asset Securities Corp.
1.990% due 06/25/2023 (a)	564	564
1.960% due 06/25/2025 (a)	288	288
SACO I, Inc.
2.030% due 11/01/2034 (a)	1,600	1,600
Sears Credit Account Master Trust
1.920% due 10/16/2008 (a)	2,300	2,301
1.890% due 08/18/2009 (a)	2,500	2,504
2.140% due 11/17/2009 (a)	2,300	2,303
SLM Student Loan Trust
1.900% due 03/15/2011 (a)	1,502	1,503
Specialty Underwriting & Residential Finance
2.170% due 11/25/2034 (a)	1,788	1,789
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)	80	80
1.960% due 06/25/2033 (a)	38	38
Truman Capital Mortgage Loan Trust
2.180% due 01/25/2034 (a)	767	766
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	6	6
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)	300	300

Total Asset-Backed Securities (Cost $45,665)		45,669

SOVEREIGN ISSUES 0.9%
Republic of Brazil
2.062% due 04/15/2006 (a)	374	374
2.125% due 04/15/2009 (a)	353	347
Russian Federation
8.750% due 07/24/2005	1,600	1,670

Total Sovereign Issues (Cost $2,378)		2,391

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar March Futures (CME)
Strike @ 94.750 Exp. 03/14/2005	90	0

Total Purchased Put Options (Cost $1)		0

PREFERRED SECURITY 0.3%
	Shares
DG Funding Trust
4.225% due 12/29/2049 (a)	60	645

Total Preferred Security (Cost $632)		645

SHORT-TERM INSTRUMENTS 66.2%
Certificates of Deposit 1.9%
Citibank New York N.A.
1.660% due 11/23/2004	$4,600	4,600
1.750% due 12/07/2004	200	199

		4,799

Commercial Paper 62.1%
ABN AMRO North America
1.925% due 01/24/2005	2,200	2,186
Altria Group, Inc.
1.800% due 10/29/2004	200	200
ASB Bank Ltd.
1.725% due 12/03/2004	500	498
Bank of Ireland
1.785% due 12/08/2004	6,500	6,477
1.840% due 12/17/2004	900	896
Barclays U.S. Funding Corp.
1.770% due 10/21/2004	100	100
1.610% due 11/03/2004	500	499
1.750% due 11/15/2004	300	299
1.800% due 12/08/2004	6,600	6,577
CBA (de) Finance
1.485% due 10/08/2004	6,100	6,098
1.850% due 12/15/2004	300	299
CDC Commercial Corp.
1.480% due 10/05/2004	5,600	5,599
1.670% due 11/23/2004	1,400	1,396
Danske Corp.
1.480% due 10/06/2004	2,700	2,699
1.630% due 10/25/2004	100	100
1.645% due 11/22/2004	1,300	1,297
1.725% due 12/03/2004	100	100
1.765% due 12/09/2004	100	100
1.785% due 12/16/2004	100	100
1.845% due 12/20/2004	1,800	1,792
1.845% due 12/21/2004	1,300	1,294
Den Norske Bank ASA
1.830% due 12/15/2004	1,300	1,295
1.840% due 12/23/2004	5,000	4,978
1.850% due 12/27/2004	1,200	1,194
Dexia Delaware LLC
1.855% due 12/23/2004	4,100	4,082
Fannie Mae
1.600% due 10/01/2004	1,300	1,300
1.550% due 10/27/2004	2,200	2,197
1.596% due 11/03/2004	4,900	4,893
1.605% due 11/10/2004	2,300	2,296
1.660% due 11/24/2004	6,300	6,284
1.687% due 12/01/2004	4,400	4,386
1.774% due 12/15/2004	600	598
1.819% due 12/22/2004	3,900	3,883
Federal Home Loan Bank
1.475% due 10/15/2004	2,200	2,199
1.740% due 10/20/2004	300	300
1.749% due 12/10/2004	700	697
ForeningsSparbanken AB
1.785% due 12/07/2004	1,300	1,395
1.800% due 12/20/2004	100	0
Freddie Mac
1.500% due 10/19/2004	100	100
1.560% due 10/20/2004	2,200	2,198
1.570% due 11/15/2004	2,300	2,295
1.571% due 11/22/2004	2,300	2,295
1.579% due 11/22/2004	300	299
General Electric Capital Corp.
1.580% due 11/01/2004	600	599
1.590% due 11/05/2004	500	499
1.610% due 11/16/2004	200	200
1.800% due 12/14/2004	2,200	2,191
1.800% due 12/16/2004	2,300	2,291
HBOS Treasury Services PLC
1.495% due 10/05/2004	300	300
1.535% due 10/15/2004	200	200
1.580% due 10/21/2004	300	300
1.585% due 10/26/2004	200	200
1.625% due 11/02/2004	400	399
1.655% due 11/18/2004	800	798
1.655% due 11/19/2004	2,400	2,395
1.715% due 11/26/2004	700	698
1.715% due 11/29/2004	100	100
1.730% due 12/02/2004	100	100
1.735% due 12/03/2004	100	100
1.780% due 12/07/2004	500	498
1.780% due 12/08/2004	900	897
1.820% due 12/14/2004	100	100
ING U.S. Funding LLC
1.470% due 10/04/2004	500	500
1.730% due 12/02/2004	5,900	5,881
1.790% due 12/10/2004	1,000	996
Nordea North America, Inc.
1.730% due 11/29/2004	4,600	4,587
1.720% due 11/30/2004	2,600	2,592
1.865% due 12/21/2004	300	299
Rabobank USA Financial Corp.
1.860% due 10/01/2004	4,100	4,100
Royal Bank of Scotland PLC
1.540% due 10/19/2004	5,200	5,196
1.630% due 10/25/2004	200	200
1.600% due 10/29/2004	100	100
1.630% due 11/03/2004	100	100
1.835% due 12/20/2004	1,800	1,792
1.810% due 12/22/2004	4,800	4,779
Shell Finance (UK) PLC
1.685% due 11/24/2004	1,000	997
Spintab AB
1.615% due 11/01/2004	1,600	1,598
1.740% due 12/02/2004	2,300	2,293
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	400	399
1.625% due 11/04/2004	400	399
1.730% due 12/02/2004	3,200	3,190
1.790% due 12/08/2004	400	399
1.800% due 12/15/2004	2,900	2,889
UBS Finance, Inc.
1.675% due 11/24/2004	1,600	1,596
1.690% due 11/29/2004	100	100
1.765% due 12/07/2004	3,900	3,886
1.850% due 12/21/2004	100	100
1.835% due 12/22/2004	1,800	1,792
Westpac Capital Corp.
1.690% due 11/26/2004	3,200	3,192
Westpac Trust Securities NZ Ltd.
1.460% due 10/04/2004	2,900	2,900
1.485% due 10/08/2004	400	400
1.520% due 10/15/2004	500	500

		158,387

Repurchase Agreement 1.9%
State Street Bank
1.400% due 10/01/2004	4,827	4,827
(Dated 09/30/2004. Collateralized by U.S. Treasury Note 2.750% due 07/31/2006 valued at $4,927. Repurchase proceeds are $4,827.)

U.S. Treasury Bills 0.3%
1.625% due 12/02/2004-12/16/2004 (b)(d)	835	832

Total Short-Term Instruments (Cost $168,860)		168,845

Total Investments 124.2%		$316,777
(Cost $316,831)
Written Options (e) (0.0%)		(0)
(Premiums $3)
Other Assets and Liabilities (Net) (24.2%)		(61,717)

Net Assets 100.0%		$255,060

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $842 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
Eurodollar June Long Futures	06/2005	43	$0
Eurodollar September Long Futures	09/2005	386	90
Eurodollar December Long Futures	12/2004	36	(1)
Euribor December Long Futures	12/2005	37	21
Euribor June Long Futures	06/2005	22	30
Euribor September Long Futures	09/2005	20	23
Euribor Written Put Options Strike @ 97.000	12/2004	2	2
Euro-Bund 10-Year Note Long Futures	12/2004	1	0
U.S. Treasury 10-Year Note Long Futures	12/2004	15	(7)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	6	3

			$161

(e) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$700	$3	$0

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(f) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	100	$(4)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	200	7
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$400	3
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		2,400	(29)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		1,600	(20)

							$(43)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$10	$0
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	200	0
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	200	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	300	1

						$1

(g) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	BR	95	11/2004	$2	$0	$2
Buy		300	12/2004	2	0	2
Buy	CP	24,364	11/2004	1	0	1
Buy		60,602	12/2004	1	0	1
Buy	EC	5,000	10/2004	60	0	60
Sell		5,224	10/2004	0	(151)	(151)
Buy	H$	250	11/2004	0	0	0
Buy		777	12/2004	0	0	0
Buy	KW	37,380	11/2004	0	0	0
Buy		118,000	12/2004	0	0	0
Buy	MP	1,121	12/2004	1	0	1
Buy	PN	112	11/2004	0	0	0
Buy		139	12/2004	0	0	0
Buy	PZ	158	11/2004	1	0	1
Buy		158	12/2004	1	0	1
Buy	RP	2,578	12/2004	0	(1)	(1)
Buy	RR	915	11/2004	0	0	0
Buy		3,048	12/2004	0	0	0
Buy	S$	54	11/2004	1	0	1
Buy		170	12/2004	0	0	0
Buy	SV	1,061	11/2004	1	0	1
Buy		1,337	12/2004	0	0	0
Buy	T$	1,063	11/2004	0	0	0
Buy		3,321	12/2004	0	0	0
				$71	$(152)	$(81)

(h)	The aggregate value of fair valued securities is $2,300, which is 0.90% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

Schedule of Investments

Money Market Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.2%
Certificates of Deposit 8.3%
Bank of America N.A.
1.620% due 11/02/2004	$600	$600
Citibank New York N.A.
1.540% due 10/22/2004	100	100
1.805% due 12/10/2004	500	500
1.880% due 12/22/2004	100	100
1.920% due 12/29/2004	300	300
Dexia Bank New York N.A.
1.780% due 12/10/2004	300	300
Wells Fargo Bank N.A.
1.600% due 10/04/2004	600	600
1.650% due 10/07/2004	400	400

		2,900

Commercial Paper 83.8%
ABN AMRO North America
1.945% due 01/31/2005	1,000	993
Bank of Ireland
1.960% due 01/27/2005	800	795
Barclays U.S. Funding Corp.
1.855% due 12/16/2004	1,000	996
CBA (de) Finance
1.660% due 11/22/2004	1,000	998
CDC Commercial Corp.
1.670% due 11/23/2004	1,000	998
Danske Corp.
1.665% due 11/22/2004	1,000	998
Den Norske Bank ASA
1.500% due 10/06/2004	300	300
1.770% due 12/07/2004	1,000	997
Dexia Delaware LLC
1.830% due 12/20/2004	1,000	996
Fannie Mae
1.455% due 10/06/2004	1,000	1,000
1.520% due 10/15/2004	1,000	999
1.567% due 10/27/2004	200	200
1.605% due 11/10/2004	500	499
1.578% due 11/17/2004	1,000	998
1.625% due 11/17/2004	2,000	1,996
Federal Home Loan Bank
1.464% due 10/15/2004	1,300	1,299
1.475% due 10/15/2004	1,100	1,099
1.655% due 11/26/2004	800	798
1.650% due 12/08/2004	1,200	1,196
ForeningsSparbanken AB
1.560% due 10/21/2004	500	500
1.785% due 12/07/2004	500	498
Freddie Mac
1.585% due 11/09/2004	1,600	1,597
1.618% due 11/16/2004	1,000	998
1.620% due 11/16/2004	1,000	998
1.780% due 12/14/2004	1,000	996
General Electric Capital Corp.
1.600% due 11/09/2004	500	499
HBOS Treasury Services PLC
1.620% due 10/29/2004	500	499
ING U.S. Funding LLC
1.790% due 12/09/2004	1,000	997
Nordea North America, Inc.
1.920% due 01/25/2005	1,000	994
Royal Bank of Scotland PLC
1.780% due 12/10/2004	1,000	996
UBS Finance, Inc.
1.675% due 11/24/2004	600	598
Westpac Capital Corp.
1.665% due 11/23/2004	1,000	998

		29,323

Repurchase Agreements 3.8%
Credit Suisse First Boston
1.700% due 10/01/2004	1,200	1,200
(Dated 09/30/2004. Collateralized by U.S. Treasury Note 3.125% due 04/15/2009 valued at $1,231. Repurchase proceeds are $1,200.)
State Street Bank
1.400% due 10/01/2004	148	148
(Dated 09/30/2004. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $155. Repurchase proceeds are $148.)

		1,348

U.S. Treasury Bills 4.3%
1.465% due 11/04/2004	1,500	1,498

Total Short-Term Instruments (Cost $35,069)		35,069

Total Investments 100.2%		$35,069
(Cost $35,069)
Other Assets and Liabilities (Net) (0.2%)		(82)

Net Assets 100.0%		$34,987

Schedule of Investments

Real Return Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 3.9%
Banking & Finance 2.3%
Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)		$3,600	$3,599
Ford Motor Credit Co.
3.035% due 10/25/2004 (a)		200	200
2.060% due 07/18/2005 (a)		300	300
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		1,500	1,504
Pemex Project Funding Master Trust
7.375% due 12/15/2014		500	546
8.625% due 02/01/2022		200	228
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)		500	519
4.050% due 07/03/2008 (a)		2,000	2,074
Residential Reinsurance Ltd.
6.740% due 06/08/2006 (a)		1,000	780
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	101
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		2,800	2,799
Vita Capital Ltd.
2.460% due 01/01/2007 (a)		700	704

			13,354

Industrials 0.9%
Alcan, Inc.
2.100% due 12/08/2004 (a)		1,100	1,100
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		100	104
Halliburton Co.
3.120% due 10/17/2005 (a)		1,700	1,715
2.410% due 01/26/2007 (a)		2,000	2,002

			4,921

Utilities 0.7%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	111
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		1,500	1,508
Sprint Capital Corp.
7.900% due 03/15/2005		2,200	2,254

			3,873

Total Corporate Bonds & Notes (Cost $22,213)			22,148

MUNICIPAL BONDS & NOTES 0.2%
Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017		475	460
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	471

Total Municipal Bonds & Notes (Cost $872)			931

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
1.990% due 08/25/2034 (a)		3,218	3,217
3.320% due 11/01/2024 (a)		25	25
Small Business Administration
4.504% due 02/01/2014		2,255	2,245

Total U.S. Government Agencies (Cost $5,497)			5,487

U.S. TREASURY OBLIGATIONS 102.3%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		13,993	14,954
3.625% due 01/15/2008		75,533	82,860
3.875% due 01/15/2009		59,156	66,613
4.250% due 01/15/2010		51,863	60,208
3.500% due 01/15/2011		23,952	27,117
3.375% due 01/15/2012		17,608	19,957
3.000% due 07/15/2012		47,319	52,412
1.875% due 07/15/2013		16,507	16,793
2.000% due 01/15/2014		64,505	66,069
2.000% due 07/15/2014		16,788	17,165
2.375% due 01/15/2025		14,677	15,294
3.625% due 04/15/2028		45,878	58,225
3.875% due 04/15/2029		62,819	83,343
3.375% due 04/15/2032		2,135	2,708

Total U.S. Treasury Obligations (Cost $584,593)			583,718

MORTGAGE-BACKED SECURITIES 1.6%
Bank of America Mortgage Securities, Inc.
6.500% due 02/25/2033		530	538
Bear Stearns Adjustable Rate Mortgage Trust
4.338% due 01/25/2034 (a)		7,030	7,073
Sequoia Mortgage Trust
2.161% due 10/19/2026 (a)		1,347	1,347

Total Mortgage-Backed Securities (Cost $9,029)			8,958

ASSET-BACKED SECURITIES 4.2%
Ameriquest Mortgage Securities, Inc.
2.025% due 02/25/2033 (a)		450	452
Asset-Backed Securities Corp. Home Equity
2.260% due 01/15/2033 (a)		1,651	1,660
Bayview Financial Acquisition Trust
2.090% due 08/28/2034 (a)		3,280	3,292
Bear Stearns Asset-Backed Securities, Inc.
2.065% due 03/25/2043 (a)		957	959
Equity One ABS, Inc.
1.915% due 04/25/2034 (a)		2,076	2,073
GSAMP Trust
2.130% due 03/25/2034 (a)		880	880
Mastr Asset Backed Securities Trust
1.715% due 02/25/2034 (a)		611	611
Merrill Lynch Mortgage Investors, Inc.
1.715% due 12/25/2034 (a)		487	487
Morgan Stanley Warehouse Facilities
1.920% due 07/06/2005 (a)		6,200	6,196
Redwood Capital Ltd.
3.410% due 01/01/2006 (a)		1,000	1,008
4.960% due 01/01/2006 (a)		1,000	1,010
Renaissance Home Equity Loan Trust
1.995% due 12/25/2032 (a)		1,001	999
Residential Asset Mortgage Products, Inc.
1.987% due 09/25/2013 (a)		3,400	3,399
Residential Asset Securities Corp.
1.915% due 01/25/2034 (a)		77	77
Structured Asset Investment Loan Trust
1.735% due 06/25/2033 (a)		24	24
Truman Capital Mortgage Loan Trust
1.955% due 01/25/2034 (a)		384	383
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		400	400

Total Asset-Backed Securities (Cost $23,882)			23,910

SOVEREIGN ISSUES 1.0%
Republic of Brazil
2.062% due 04/15/2006 (a)		128	128
2.125% due 04/15/2009 (a)		118	115
8.000% due 04/15/2014		4,457	4,436
11.000% due 08/17/2040		200	224
Republic of Colombia
10.000% due 01/23/2012		350	390
United Mexican States
6.375% due 01/16/2013		700	739

Total Sovereign Issues (Cost $5,815)			6,032

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.9%
Pylon Ltd.
3.619% due 12/18/2008 (a)	EC	700	899
6.016% due 12/22/2008 (a)		1,100	1,419
Republic of France
3.000% due 07/25/2012 (b)		1,585	2,184
Republic of Italy
2.150% due 09/15/2014 (b)		512	654

Total Foreign Currency-Denominated Issues (Cost $4,925)			5,156

PURCHASED PUT OPTIONS 0.0%
		# of Contracts
Eurodollar June Futures (CME)
Strike @ 94.000 Exp. 06/13/2005		195	1
		Notional Amount (000s)
Treasury Inflation Protected Securities (OTC)
3.625% due 01/15/2008
Strike @ 90.000 Exp. 11/30/2004		$75,000	0

Total Purchased Put Options (Cost $14)			1

SHORT-TERM INSTRUMENTS 87.4%
		Principal Amount (000s)
Certificates of Deposit 7.4%
Bank of America N.A.
1.620% due 11/02/2004		10,100	10,100
Citibank New York N.A.
1.540% due 10/22/2004		7,300	7,300
1.750% due 12/07/2004		3,400	3,400
1.805% due 12/10/2004		5,400	5,400
Dexia Bank New York
1.675% due 11/23/2004		100	100
Wells Fargo Bank N.A.
1.600% due 10/04/2004		9,800	9,800
1.610% due 10/05/2004		200	200
1.620% due 10/06/2004		100	100
1.650% due 10/07/2004		5,300	5,300
1.700% due 10/18/2004		400	400
1.780% due 11/12/2004		300	300

			42,400

Commercial Paper 78.9%
ASB Bank Ltd.
1.850% due 12/15/2004		9,400	9,363
Bank of Ireland
1.590% due 10/18/2004		2,300	2,298
1.785% due 12/08/2004		13,800	13,751
Barclays U.S. Funding Corp.
1.855% due 12/21/2004		7,600	7,567
CBA (de) Finance
1.635% due 11/16/2004		900	898
CDC Commercial Corp.
1.480% due 10/05/2004		900	900
1.670% due 11/23/2004		7,100	7,083
Danske Corp.
1.510% due 10/12/2004		3,200	3,199
1.570% due 10/25/2004		100	100
1.645% due 11/19/2004		900	898
1.655% due 11/22/2004		100	100
1.725% due 12/03/2004		300	299
1.785% due 12/16/2004		3,400	3,386
1.845% due 12/20/2004		8,600	8,564
1.850% due 12/27/2004		100	100
Den Norske Bank ASA
1.850% due 12/27/2004		9,100	9,058
Fannie Mae
1.455% due 10/06/2004		9,600	9,598
1.530% due 10/18/2004		4,600	4,597
1.530% due 10/20/2004		4,700	4,696
1.180% due 11/01/2004		9,400	9,387
1.596% due 11/03/2004		200	200
1.690% due 11/08/2004		5,400	5,390
1.625% due 11/17/2004		3,600	3,592
1.635% due 11/24/2004		11,600	11,570
1.660% due 11/24/2004		10,600	10,573
1.594% due 12/01/2004		5,300	5,283
1.687% due 12/01/2004		21,600	21,531
1.760% due 12/08/2004		10,800	10,762
1.780% due 12/15/2004		10,900	10,857
Federal Home Loan Bank
1.505% due 10/06/2004		5,000	4,999
1.740% due 10/20/2004		12,500	12,489
1.595% due 11/12/2004		3,700	3,693
1.650% due 12/08/2004		5,400	5,381
ForeningsSparbanken AB
1.780% due 12/10/2004		5,400	5,380
1.800% due 12/20/2004		100	100
Fortis Funding LLC
1.930% due 01/25/2005		1,500	1,490
Freddie Mac
1.450% due 10/05/2004		4,700	4,699
1.500% due 10/19/2004		14,700	14,689
1.560% due 10/20/2004		4,700	4,696
1.545% due 10/25/2004		12,800	12,787
1.530% due 11/01/2004		2,700	2,696
1.537% due 11/12/2004		3,700	3,693
1.545% due 11/12/2004		6,400	6,388
1.570% due 11/15/2004		4,600	4,591
1.575% due 11/24/2004		900	898
1.777% due 12/14/2004		10,900	10,858
General Electric Capital Corp.
1.580% due 11/01/2004		4,200	4,194
1.590% due 11/08/2004		5,800	5,790
1.590% due 11/10/2004		100	100
1.610% due 11/16/2004		1,000	998
1.800% due 12/14/2004		5,100	5,080
HBOS Treasury Services PLC
1.530% due 10/13/2004		2,900	2,899
1.580% due 10/26/2004		700	699
1.640% due 10/26/2004		1,000	999
1.575% due 11/09/2004		1,900	1,897
1.655% due 11/19/2004		6,800	6,785
1.720% due 11/30/2004		400	399
1.725% due 12/01/2004		200	199
1.730% due 12/02/2004		200	199
1.780% due 12/08/2004		1,900	1,893
ING U.S. Funding LLC
1.570% due 10/20/2004		3,900	3,897
1.790% due 12/09/2004		3,100	3,089
National Australia Funding, Inc.
1.590% due 10/19/2004		4,800	4,796
Nordea North America, Inc.
1.865% due 12/21/2004		15,200	15,135
1.920% due 01/25/2005		1,500	1,490
Rabobank USA Financial Corp.
1.860% due 10/01/2004		4,400	4,400
1.960% due 01/28/2005		12,600	12,518
Royal Bank of Scotland PLC
1.595% due 10/18/2004		1,300	1,299
1.555% due 10/25/2004		900	899
1.630% due 10/25/2004		9,100	9,090
1.600% due 10/29/2004		900	899
1.630% due 11/03/2004		2,000	1,997
1.690% due 11/29/2004		100	100
1.835% due 12/20/2004		2,200	2,191
Shell Finance (UK) PLC
1.685% due 11/24/2004		6,600	6,583
Spintab AB
1.615% due 11/01/2004		10,800	10,785
Stadshypoket Delaware, Inc.
1.820% due 12/14/2004		15,000	14,942
Svenska Handelsbanken, Inc.
1.650% due 11/22/2004		2,000	1,995
1.730% due 12/02/2004		13,300	13,257
1.740% due 12/03/2004		100	100
1.790% due 12/08/2004		600	598
1.800% due 12/15/2004		300	299
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		5,400	5,400
UBS Finance, Inc.
1.630% due 11/16/2004		8,200	8,183
1.690% due 11/29/2004		100	100
1.765% due 12/07/2004		6,900	6,876
1.785% due 12/14/2004		900	896
1.850% due 12/21/2004		200	199
1.835% due 12/22/2004		400	398
1.930% due 01/24/2005		100	99
1.955% due 01/31/2005		200	199
Westpac Capital Corp.
1.690% due 11/26/2004		10,200	10,173

			450,140

Repurchase Agreement 0.7%
State Street Bank
1.400% due 10/01/2004		4,102	4,102
(Dated 09/30/2004. Collateralized by U.S. Treasury Note 2.750% due 07/31/2006 valued at $4,186. Repurchase proceeds are $4,102.)

U.S. Treasury Bills 0.4%
1.649% due 12/16/2004 (c)(d)		2,385	2,376

Total Short-Term Instruments (Cost $499,056)			499,018

Total Investments 202.5%			$1,155,359
(Cost $1,155,896)
Written Options (f) (0.0%)			(2)
(Premiums $558)
Other Assets and Liabilities (Net) (102.5%)			(584,777)

Net Assets 100.0%			$570,580

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $1,744 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

(d) Securities with an aggregate market value of $633 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Eurodollar June Long Futures	06/2005	195	$8
Euro-Bund 10-Year Note Long Futures	12/2004	90	38
Euro-Bund Purchased Put Options Strike @101.000	03/2005	100	0
U.S. Treasury 10-Year Note Long Futures	12/2004	146	46

			$92

(e) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	5,000	$(1)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	9,400	206
Barclays Bank PLC	6-month EC-LIBOR	Pay	5.000%	06/17/2015		2,600	101
UBS Warburg LLC	6-month EC-LIBOR	Pay	5.000%	06/17/2015		8,000	326
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$12,800	(272)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		7,200	(86)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		27,000	(1,028)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		13,200	(256)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		6,000	(421)

							$(1,431)

(f) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000%**	10/07/2004	$6,400	$70	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800%**	10/07/2004	9,300	81	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500%*	10/07/2004	6,400	39	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000%*	10/07/2004	9,300	91	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000%**	11/02/2004	16,300	144	2
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000%*	11/02/2004	16,300	133	0
					$558	$2

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(g) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity		Par	Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	2,000	$2,515	$2,446
U.S. Treasury Note	3.625	05/15/2013		$300	293	290
U.S. Treasury Note	4.250	08/15/2013		4,400	4,467	4,453
U.S. Treasury Note	4.000	02/15/2014		3,000	2,978	2,932
					$10,253	$10,121

(h) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation	)	Net Unrealized (Depreciation	)
Sell	EC	2,141	10/2004	$0	$(62)		$(62)

Schedule of Investments

Short-Term Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 10.2%
Banking & Finance 1.9%
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		$80	$83
Ford Motor Credit Co.
7.600% due 08/01/2005		300	312
General Motors Acceptance Corp.
5.750% due 11/05/2004		50	50
2.400% due 10/20/2005 (a)		100	101
Household Finance Corp.
6.700% due 11/15/2005		40	42
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		100	100

			688

Industrials 4.8%
Abitibi-Consolidated, Inc.
8.300% due 08/01/2005		30	31
Alcan, Inc.
1.623% due 12/08/2004 (a)		40	40
Constellation Brands, Inc.
8.625% due 08/01/2006		60	65
Continental Cablevision, Inc.
8.875% due 09/15/2005		100	106
DaimlerChrysler North America Holding Corp.
3.400% due 12/15/2004		220	220
7.400% due 01/20/2005		110	112
Delhaize America, Inc.
7.375% due 04/15/2006		30	32
Enterprise Products Operating LP
4.000% due 10/15/2007		30	30
General Motors Corp.
7.500% due 05/15/2006		30	32
Halliburton Co.
2.650% due 10/17/2005 (a)		50	50
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		30	32
HCA, Inc.
6.910% due 06/15/2005		80	82
La Quinta Inns
7.400% due 09/15/2005		30	31
Lear Corp.
7.960% due 05/15/2005		50	52
MGM Mirage, Inc.
6.950% due 02/01/2005		40	41
Mirage Resorts, Inc.
6.625% due 02/01/2005		20	20
Park Place Entertainment Corp.
7.875% due 12/15/2005		150	158
Petroleos Mexicanos
6.500% due 02/01/2005		150	152
Pioneer Natural Resources Co
8.875% due 04/15/2005		50	52
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		30	31
Smurfit Capital Funding PLC
6.750% due 11/20/2005		30	31
Tyco International Group S.A.
5.875% due 11/01/2004		100	100
Waste Management, Inc.
7.000% due 10/01/2004		150	150
Weyerhaeuser Co.
5.500% due 03/15/2005		15	15
Yum! Brands, Inc.
7.450% due 05/15/2005		100	103

			1,768

Utilities 3.5%
Carolina Telephone & Telegraph Co.
7.250% due 12/15/2004		200	202
Dominion Resources, Inc.
2.800% due 02/15/2005		100	100
Entergy Gulf States, Inc.
3.600% due 06/01/2008		100	99
Ohio Edison Co.
4.000% due 05/01/2008		30	30
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)		100	100
PPL Capital Funding Trust I
7.290% due 05/18/2006		80	84
Progress Energy, Inc.
6.750% due 03/01/2006		100	105
Qwest Corp.
6.625% due 09/15/2005		30	31
Reliant Energy Resources Corp.
8.125% due 07/15/2005		100	104
SBC Communications, Inc.
4.250% due 06/05/2005		110	111
Southwestern Electric Power
4.500% due 07/01/2005		150	152
Sprint Capital Corp.
7.900% due 03/15/2005		120	123
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)		50	50

			1,291

Total Corporate Bonds & Notes (Cost $3,745)			3,747

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
1.735% due 03/25/2034 (a)		206	205
1.765% due 08/25/2034 (a)		98	97
1.880% due 08/25/2043		14	14
4.500% due 02/25/2008		95	96
5.337% due 10/01/2031 (a)		51	51
5.500% due 11/01/2016 - 09/01/2017 (d)		329	341
6.000% due 06/01/2017		55	58
Freddie Mac
5.500% due 08/15/2030		25	25
6.000% due 12/15/2031		50	50
9.500% due 12/01/2019		83	93
Government National Mortgage Association
3.000% due 02/20/2032 (a)		113	114
6.000% due 03/15/2032		23	24

Total U.S. Government Agencies (Cost $1,167)			1,168

U.S. TREASURY OBLIGATIONS 4.4%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		155	166
3.625% due 01/15/2008		399	437
U.S. Treasury Notes
1.875% due 12/31/2005		390	388
11.750% due 02/15/2010		600	622

Total U.S. Treasury Obligations (Cost $1,612)			1,613

MORTGAGE-BACKED SECURITIES 2.3%
Bank of America Mortgage Securities, Inc.
6.332% due 07/25/2032 (a)		13	13
5.606% due 10/20/2032 (a)		12	12
Bear Stearns Adjustable Rate Mortgage Trust
4.784% due 12/25/2033 (a)		35	35
4.357% due 01/25/2034 (a)		35	35
1.895% due 02/25/2034 (a)		44	45
Bear Stearns Commercial Mortgage Securities, Inc.
1.600% due 05/14/2016 (a)		100	100
Countrywide Home Loans, Inc.
4.945% due 09/19/2032 (a)		7	7
CS First Boston Mortgage Securities Corp.
1.749% due 03/25/2032 (a)		135	135
5.738% due 05/25/2032 (a)		9	9
First Republic Mortgage Loan Trust
2.060% due 08/15/2032 (a)		159	159
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)		52	52
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (b)		1,609	16
Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)		76	75
Structured Asset Securities Corp.
2.115% due 07/25/2032 (a)		43	43
1.905% due 01/25/2033 (a)		20	20
2.115% due 11/25/2033 (a)		11	11
Washington Mutual Mortgage Securities Corp.
5.149% due 10/25/2032 (a)		10	11
2.688% due 06/25/2042 (a)		72	73

Total Mortgage-Backed Securities (Cost $852)			851

ASSET-BACKED SECURITIES 8.2%
Ameriquest Mortgage Securities, Inc.
1.460% due 06/25/2005 (a)		59	59
1.450% due 11/25/2033 (a)		20	20
Argent Securities, Inc.
2.020% due 09/25/2034 (a)		100	100
Bear Stearns Asset-Backed Securities, Inc.
1.600% due 11/25/2029 (a)		97	97
1.945% due 10/25/2032 (a)		9	9
1.815% due 06/15/2043 (a)		55	55
CDC Mortgage Capital Trust
1.955% due 01/25/2032 (a)		3	3
1.985% due 08/25/2033 (a)		14	14
Centex Home Equity
1.915% due 09/25/2033 (a)		25	25
1.715% due 03/25/2034 (a)		73	73
Chase Credit Card Master Trust
1.810% due 07/16/2007 (a)		100	100
Chase Funding Loan Acquisition Trust
1.690% due 07/25/2030 (a)		7	7
1.965% due 07/25/2031 (a)		1	1
Citifinancial Mortgage Securities, Inc.
1.750% due 09/25/2032 (a)		3	3
1.915% due 01/25/2033 (a)		20	20
ContiMortgage Home Equity Loan Trust
1.940% due 04/15/2029 (a)		52	52
Countrywide Asset-Backed Certificates
3.644% due 10/25/2017		73	73
1.855% due 12/25/2031 (a)		16	16
1.985% due 05/25/2032 (a)		10	10
1.800% due 12/25/2034 (a)		100	100
Credit-Based Asset Servicing and Securitization
1.725% due 03/25/2034 (a)		57	57
CS First Boston Mortgage Securities Corp.
1.965% due 07/25/2032 (a)		18	18
1.985% due 08/25/2032 (a)		17	17
2.055% due 08/25/2032 (a)		4	4
Equifirst Mortgage Loan Trust
1.715% due 01/25/2034 (a)		86	86
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.735% due 07/25/2033 (a)		35	35
2.820% due 02/25/2034 (a)		25	25
1.730% due 10/25/2034 (a)		100	100
Fremont Home Loan Trust
1.664% due 07/25/2034 (a)		100	100
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)		41	41
Home Equity Asset Trust
2.075% due 02/25/2033 (a)		21	21
2.025% due 03/25/2033 (a)		12	12
1.865% due 04/25/2034 (a)		19	19
1.800% due 12/25/2034 (a)		98	98
Irwin Home Equity Loan Trust
1.885% due 07/25/2032 (a)		25	25
Long Beach Mortgage Loan Trust
2.015% due 03/25/2033 (a)		86	86
1.935% due 06/25/2033 (a)		38	39
Mastr Asset Backed Securities Trust
1.715% due 02/25/2034 (a)		47	47
Merrill Lynch Mortgage Investors, Inc.
1.790% due 02/25/2034 (a)		115	116
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.955% due 08/25/2033 (a)		32	32
1.610% due 08/25/2034 (a)		96	96
Morgan Stanley Dean Witter Capital I, Inc.
1.985% due 07/25/2030 (a)		1	1
Novastar Home Equity Loan
1.780% due 09/25/2031 (a)		8	8
Option One Mortgage Loan Trust
1.735% due 06/25/2033 (a)		23	23
Quest Trust
2.010% due 06/25/2034 (a)		86	86
Renaissance Home Equity Loan Trust
2.055% due 08/25/2033 (a)		77	77
2.117% due 11/25/2034 (a)		100	100
Residential Asset Mortgage Products, Inc.
1.987% due 09/25/2013 (a)		100	100
1.580% due 06/25/2018 (a)		16	16
1.715% due 08/25/2022 (a)		11	11
1.740% due 04/25/2026 (a)		99	99
1.945% due 12/25/2033 (a)		39	39
Residential Asset Securities Corp.
1.735% due 06/25/2025 (a)		72	72
SACO I, Inc.
2.030% due 11/01/2034 (a)		100	100
Saxon Asset Securities Trust
1.885% due 01/25/2032 (a)		5	5
2.015% due 12/25/2032 (a)		8	8
1.915% due 06/25/2033 (a)		43	43
Sears Credit Account Master Trust
5.250% due 10/16/2008		2	2
2.140% due 11/17/2009 (a)		100	100
SLM Student Loan Trust
1.880% due 09/15/2009 (a)		55	56
1.900% due 03/15/2011 (a)		19	19
Structured Asset Investment Loan Trust
1.715% due 04/25/2033 (a)		4	4
Terwin Mortgage Trust
2.195% due 09/25/2033 (a)		4	4
Wells Fargo Home Equity Trust
2.010% due 09/25/2034 (a)		100	100

Total Asset-Backed Securities (Cost $2,983)			2,984

SOVEREIGN ISSUES 0.9%
Republic of Brazil
2.062% due 04/15/2006 (a)		93	93
10.000% due 01/16/2007		10	11
2.125% due 04/15/2009 (a)		145	142
2.125% due 04/15/2012 (a)		29	27
Russian Federation
8.750% due 07/24/2005		60	63

Total Sovereign Issues (Cost $320)			336

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.1%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	20	25

Total Foreign Currency-Denominated Issues (Cost $24)			25

SHORT-TERM INSTRUMENTS 71.4%
Certificates of Deposit 1.6%
Citibank New York N.A.
1.660% due 11/23/2004		$600	600

Commercial Paper 69.1%
ABN AMRO North America
1.480% due 10/06/2004		500	500
1.925% due 01/24/2005		500	497
1.945% due 01/31/2005		100	99
Anz (Delaware), Inc.
1.485% due 10/08/2004		800	800
1.845% due 12/17/2004		200	199
ASB Bank Ltd.
1.730% due 12/03/2004		400	399
Bank of Ireland
1.750% due 12/06/2004		800	797
Barclays U.S. Funding Corp.
1.770% due 10/21/2004		100	100
CBA (de) Finance
1.505% due 10/12/2004		200	200
1.850% due 12/20/2004		400	398
1.890% due 12/29/2004		100	99
CDC Commercial Corp.
1.670% due 11/23/2004		900	898
Danske Corp.
1.490% due 10/12/2004		400	400
1.520% due 10/18/2004		400	400
1.570% due 10/25/2004		200	200
Den Norske Bank ASA
1.770% due 12/07/2004		300	299
1.810% due 12/20/2004		200	199
1.950% due 01/27/2005		100	99
Dexia Delaware LLC
1.505% due 10/01/2004		600	600
1.810% due 12/13/2004		400	398
1.840% due 12/23/2004		500	498
European Investment Bank
1.785% due 12/13/2004		500	498
Fannie Mae
1.010% due 10/01/2004		300	300
1.596% due 11/03/2004		400	399
1.734% due 11/15/2004		100	100
1.579% due 11/17/2004		200	199
1.660% due 11/24/2004		1,200	1,197
1.010% due 12/01/2004		300	299
1.010% due 12/01/2004		300	299
1.010% due 12/01/2004		600	598
1.760% due 12/08/2004		300	299
1.819% due 12/22/2004		1,000	996
Federal Home Loan Bank
1.475% due 10/15/2004		300	300
1.740% due 10/20/2004		200	200
1.655% due 11/26/2004		300	299
1.650% due 12/08/2004		300	299
ForeningsSparbanken AB
1.720% due 11/30/2004		100	100
1.800% due 12/20/2004		300	299
Freddie Mac
1.470% due 10/12/2004		400	400
1.500% due 10/19/2004		300	300
1.560% due 10/20/2004		300	300
1.571% due 11/22/2004		300	299
1.930% due 01/24/2005		300	298
General Electric Capital Corp.
1.580% due 11/01/2004		100	100
1.590% due 11/05/2004		600	599
1.610% due 11/16/2004		100	100
1.800% due 12/14/2004		100	100
1.800% due 12/16/2004		100	100
General Motors Acceptance Corp.
2.362% due 03/21/2005		180	178
HBOS Treasury Services PLC
1.560% due 10/19/2004		200	200
1.580% due 10/21/2004		500	499
1.585% due 10/26/2004		100	100
ING U.S. Funding LLC
1.790% due 12/10/2004		900	897
Lloyds Bank PLC
1.530% due 10/22/2004		300	300
National Australia Funding, Inc.
1.620% due 10/01/2004		600	600
1.590% due 10/19/2004		300	300
Nordea North America, Inc.
1.865% due 12/21/2004		1,000	996
Rabobank USA Financial Corp.
1.860% due 10/01/2004		300	300
Royal Bank of Scotland PLC
1.540% due 10/19/2004		200	200
1.630% due 10/25/2004		300	300
1.600% due 10/29/2004		400	399
1.810% due 12/22/2004		100	99
Spintab AB
1.620% due 11/10/2004		300	299
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004		600	599
1.610% due 11/10/2004		100	100
1.790% due 12/08/2004		100	100
UBS Finance, Inc.
1.665% due 11/23/2004		800	798
1.735% due 12/03/2004		200	199
1.850% due 12/21/2004		100	99
Westpac Capital Corp.
1.520% due 10/15/2004		100	100
Westpac Trust Securities NZ Ltd. London
1.460% due 10/04/2004		200	200
1.680% due 11/26/2004		700	698

			25,318

Repurchase Agreement 0.5%
State Street Bank
1.400% due 10/01/2004		170	170
(Dated 09/30/2004. Collateralized by Fannie Mae 1.875% due 02/15/2005 valued at $175. Repurchase proceeds are $170.)

U.S. Treasury Bill 0.2%
1.575% due 12/02/2004 (e)		75	75

Total Short-Term Instruments (Cost $26,164)			26,163

Total Investments 100.7%			$36,887
(Cost $36,867)
Written Options (g) (0.0%)			(6)
(Premiums $6)
Other Assets and Liabilities (Net) (0.7%)			(261)

Net Assets 100.0%			$36,620

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $75 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Eurodollar June Long Futures	06/2005	8	$12
Euro-Bobl 5-Year Note Long Futures	12/2004	7	3
U.S. Treasury 10-Year Note Long Futures	12/2004	8	11

			$26

(f) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	400	$2
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2006		$200	3

							$5

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation

Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/17/2005	$25	$0

Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	80	0

J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/11/2005	40	0

Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	100	0

Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	75	4

						$4

(g) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$140	$3	$6
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	140	3	0
						$6	$6

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.000	02/15/2011	$200	$215	$213
U.S. Treasury Note	4.250	08/15/2013	610	619	616
				$834	$829

(i) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation	)	Net Unrealized (Depreciation	)
Sell	EC	48	10/2004	$0	$(1)		$(1)

Schedule of Investments

StocksPLUS Growth and Income Portfolio

September 30, 2004

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 10.2%
Banking & Finance 4.0%
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	$800	$801
7.500% due 03/15/2005	1,100	1,124
7.750% due 03/15/2005	100	102
7.600% due 08/01/2005	500	519
General Motors Acceptance Corp.
3.820% due 03/04/2005 (a)	900	906
5.250% due 05/16/2005	400	407
2.880% due 10/20/2005 (a)	1,500	1,512
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	3,900	3,902
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	1,100	1,100

		10,373

Industrials 3.2%
Alcan, Inc.
2.100% due 12/08/2004 (a)	1,200	1,200
AOL Time Warner, Inc.
5.625% due 05/01/2005	400	407
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	2,400	2,436
2.750% due 09/26/2005 (a)	200	201
Delhaize America, Inc.
7.375% due 04/15/2006	2,200	2,343
Enron Corp.
8.000% due 08/15/2005 (b)	1,700	731
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	500	500
Waste Management, Inc.
7.000% due 10/01/2004	300	300

		8,118

Utilities 3.0%
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	2,500	2,513
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	2,400	2,402
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)	2,700	2,707

		7,622

Total Corporate Bonds & Notes (Cost $27,011)		26,113

MUNICIPAL BONDS & NOTES 0.7%
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	915	916
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	896	896

Total Municipal Bonds & Notes (Cost $1,806)		1,812

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
4.766% due 12/01/2036 (a)	777	798
5.000% due 12/01/2017 - 09/01/2018 (c)	1,533	1,561
5.039% due 09/01/2034 (a)	821	832
5.213% due 04/01/2033 (a)	515	528
6.000% due 04/01/2013 - 11/01/2033 (c)	806	846
6.500% due 09/01/2005	11	11
8.000% due 05/01/2030 - 09/01/2031 (c)	112	122
Freddie Mac
5.500% due 11/15/2015 - 08/15/2030 (c)	494	497
6.000% due 07/01/2016 - 05/01/2033 (c)	2,099	2,174
6.500% due 10/25/2043	1,019	1,078
Government National Mortgage Association
3.375% due 04/20/2024 - 05/20/2028 (a)(c)	2,350	2,373
4.000% due 11/20/2029 (a)	386	390
4.750% due 08/20/2024 (a)	36	36
8.000% due 04/15/2027 - 02/15/2031 (c)	721	786
8.500% due 04/20/2030	9	10

Total U.S. Government Agencies (Cost $12,026)		12,042

U.S. TREASURY OBLIGATIONS 11.8%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	11,118	11,882
3.625% due 01/15/2008	14,304	15,691
3.875% due 01/15/2009	115	130
4.250% due 01/15/2010	225	261
3.500% due 01/15/2011	326	370
3.000% due 07/15/2012	527	583
U.S. Treasury Bond
6.250% due 05/15/2030	1,200	1,425

Total U.S. Treasury Obligations (Cost $29,292)		30,342

MORTGAGE-BACKED SECURITIES 6.4%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	563	581
Bear Stearns Adjustable Rate Mortgage Trust
5.974% due 06/25/2032 (a)	194	194
5.380% due 01/25/2033 (a)	527	533
4.357% due 01/25/2034 (a)	633	637
4.802% due 01/25/2034 (a)	1,191	1,202
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	1,053	1,077
CS First Boston Mortgage Securities Corp.
2.240% due 02/25/2032 (a)	99	99
1.430% due 03/25/2032 (a)	566	560
1.727% due 03/25/2032 (a)	1,305	1,306
5.738% due 05/25/2032 (a)	276	279
5.134% due 06/25/2032 (a)	92	94
6.212% due 06/25/2032 (a)	132	134
DLJ Mortgage Acceptance Corp.
2.340% due 06/25/2026 (a)	92	92
GSR Mortgage Loan Trust
2.190% due 01/25/2034 (a)	241	242
Impac CMB Trust
2.220% due 10/25/2033 (a)	158	158
2.090% due 01/25/2034 (a)	866	867
Mellon Residential Funding Corp.
2.000% due 06/15/2030 (a)	1,417	1,411
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	245	244
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	203	206
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	476	477
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	18	17
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	508	518
Salomon Brothers Mortgage Securities VII, Inc.
4.551% due 12/25/2030 (a)	462	470
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)	599	600
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	109	110
5.420% due 02/25/2033 (a)	1,299	1,312
3.066% due 02/27/2034 (a)	798	801
2.780% due 08/25/2042 (a)	2,166	2,206

Total Mortgage-Backed Securities (Cost $16,436)		16,427

ASSET-BACKED SECURITIES 2.8%
Ameriquest Mortgage Securities, Inc.
2.150% due 06/25/2032 (a)	46	46
Amortizing Residential Collateral Trust
2.160% due 07/25/2032 (a)	225	226
Chase Funding Mortgage Loan Asset-Backed Certificates
1.950% due 09/25/2021 (a)	1,498	1,499
2.210% due 10/25/2032 (a)	398	400
Countrywide Asset-Backed Certificates
1.980% due 11/25/2020 (a)	8	8
1.930% due 06/25/2022 (a)	1,789	1,790
2.100% due 05/25/2032 (a)	502	503
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)	249	249
2.170% due 03/25/2034 (a)	262	262
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.890% due 10/25/2034 (a)	600	599
Home Equity Asset Trust
2.090% due 04/25/2034 (a)	309	309
Merrill Lynch CLO Pilgrim-3
2.260% due 06/23/2010 (a)	514	510
Residential Asset Securities Corp.
1.960% due 06/25/2025 (a)	575	576
Structured Asset Investment Loan Trust
1.980% due 08/25/2010 (a)	170	170

Total Asset-Backed Securities (Cost $7,146)		7,147

SOVEREIGN ISSUES 1.8%
Republic of Brazil
2.062% due 04/15/2006 (a)	832	831
2.125% due 04/15/2009 (a)	1,118	1,097
2.125% due 04/15/2009 (a)	118	115
Russian Federation
8.750% due 07/24/2005	1,700	1,775
United Mexican States
2.290% due 01/13/2009 (a)	900	910

Total Sovereign Issues (Cost $4,659)		4,728

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar June Futures (CME)
Strike @ 94.500 Exp. 06/13/2005	110	1
Eurodollar March Futures (CME)
Strike @ 93.250 Exp. 03/14/2005	36	0
Eurodollar September Futures (CME)
Strike @ 93.250 Exp. 09/19/2005	259	3
S&P 500 Index December Futures (CME)
Strike @ 750.000 Exp. 12/17/2004	75	4
S&P 500 Index December Futures (OTC)
Strike @ 700.000 Exp. 12/31/2004	47	0
U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004
Strike @ 100.000 Exp. 11/26/2004	100	1

Total Purchased Put Options (Cost $17)		9

PREFERRED SECURITY 0.7%
	Shares
DG Funding Trust
4.225% due 12/29/2049 (a)	173	1,860

Total Preferred Security (Cost $1,823)		1,860

SHORT-TERM INSTRUMENTS 60.1%
	Principal Amount (000s)
Certificates of Deposit 2.0%
Citibank New York N.A.
1.670% due 11/23/2004	$5,100	5,100
Wells Fargo Bank N.A.
1.620% due 10/06/2004	100	100

		5,200

Commercial Paper 52.7%
Altria Group, Inc.
1.800% due 10/29/2004	400	400
ASB Bank Ltd.
1.725% due 12/03/2004	4,700	4,685
Bank of Ireland
1.785% due 12/09/2004	3,700	3,687
Barclays U.S. Funding Corp.
1.770% due 10/21/2004	1,000	999
1.610% due 11/03/2004	500	499
1.750% due 11/15/2004	400	399
1.800% due 12/08/2004	5,500	5,480
1.855% due 12/21/2004	400	398
CBA (de) Finance
1.890% due 12/29/2004	900	896
CDC Commercial Corp.
1.480% due 10/05/2004	700	700
1.670% due 11/23/2004	1,000	998
Comcast Corp.
2.090% due 10/22/2004	1,700	1,698
Danske Corp.
1.480% due 10/06/2004	3,100	3,099
1.630% due 10/25/2004	100	100
1.580% due 10/29/2004	300	300
1.785% due 12/16/2004	2,600	2,590
1.845% due 12/20/2004	1,400	1,394
Delphi Corp.
2.090% due 04/11/2005	1,200	1,186
Fannie Mae
1.537% due 10/20/2004	7,200	7,194
1.596% due 11/03/2004	4,400	4,394
1.605% due 11/10/2004	2,500	2,496
1.625% due 11/17/2004	300	299
1.660% due 11/24/2004	2,000	1,995
1.687% due 12/01/2004	2,600	2,592
1.819% due 12/22/2004	1,600	1,593
Federal Home Loan Bank
1.580% due 10/04/2004	5,000	4,999
1.475% due 10/15/2004	400	400
1.749% due 12/10/2004	1,700	1,694
ForeningsSparbanken AB
1.785% due 12/07/2004	5,900	5,879
1.780% due 12/10/2004	1,600	1,594
1.800% due 12/20/2004	300	299
Freddie Mac
1.474% due 10/19/2004	1,300	1,299
1.560% due 10/20/2004	2,700	2,698
1.550% due 10/26/2004	2,700	2,697
General Electric Capital Corp.
1.590% due 11/05/2004	200	200
1.600% due 11/09/2004	300	299
1.610% due 11/16/2004	7,100	7,085
1.800% due 12/14/2004	200	199
HBOS Treasury Services PLC
1.495% due 10/05/2004	700	700
1.580% due 10/26/2004	1,300	1,299
1.640% due 10/26/2004	500	499
1.655% due 11/18/2004	3,200	3,193
1.655% due 11/19/2004	1,900	1,896
1.715% due 11/26/2004	100	100
1.780% due 12/08/2004	100	100
ING U.S. Funding LLC
1.790% due 12/10/2004	700	697
1.790% due 12/13/2004	7,100	7,073
National Australia Funding, Inc.
1.590% due 10/19/2004	300	300
Nordea North America, Inc.
1.730% due 11/29/2004	1,400	1,396
1.720% due 11/30/2004	6,300	6,280
Rabobank USA Financial Corp.
1.860% due 10/01/2004	1,300	1,300
Royal Bank of Scotland PLC
1.540% due 10/19/2004	2,200	2,198
1.630% due 10/25/2004	800	799
Shell Finance (UK) PLC
1.685% due 11/24/2004	1,100	1,097
Stadshypoket Delaware, Inc.
1.500% due 10/04/2004	4,100	4,100
1.610% due 11/09/2004	2,900	2,895
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	3,200	3,196
1.625% due 11/04/2004	1,300	1,298
1.685% due 11/22/2004	3,100	3,092
1.740% due 12/03/2004	100	100
1.800% due 12/15/2004	100	100
UBS Finance, Inc.
1.630% due 11/16/2004	2,400	2,395
1.690% due 11/29/2004	1,900	1,895
1.735% due 12/03/2004	1,100	1,096
1.785% due 12/14/2004	1,700	1,693
1.850% due 12/21/2004	700	697
Westpac Capital Corp.
1.690% due 11/26/2004	4,400	4,388

		135,285

Repurchase Agreement 1.1%
State Street Bank
1.400% due 10/01/2004	2,897	2,897
(Dated 09/30/2004. Collateralized by U.S. Treasury Note 2.750% due 07/31/2006 valued at $2,957. Repurchase proceeds are $2,897.)

U.S. Treasury Bills 4.3%
1.583% due 12/02/2004-12/16/2004 (c)(e)	11,135	11,097

Total Short-Term Instruments (Cost $154,508)		154,479

Total Investments 99.2%		$254,959
(Cost $254,724)
Other Assets and Liabilities (Net) 0.8%		2,011

Net Assets 100.0%		$256,970

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Principal amount of security is adjusted for inflation

(e) Securities with an aggregate market value of $22,678 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Purchased Put Options Strike @ 93.000	12/2004	55	$(1)
Euribor Written Put Options Strike @ 97.000	12/2004	10	10
Euro-Bobl 5-Year Note Long Futures	12/2004	3	3
Euro-Bund 10-Year Note Long Futures	12/2004	6	(3)
Government of Japan 10-Year Note Long Futures	12/2004	3	47
Eurodollar December Long Futures	12/2004	16	(1)
S & P 500 Index December Long Futures	12/2004	873	574
U.S. Treasury 10-Year Note Long Futures	12/2004	294	155
Euribor Purchased Put Options Strike @ 95.000	03/2005	47	(1)
Euribor Purchase Put Options Strike @ 94.500	06/2005	90	(1)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.500	06/2005	234	(3)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	234	69
Euribor June Long Futures	06/2005	76	66
Eurodollar June Long Futures	06/2005	135	(41)
Euribor September Long Futures	09/2005	62	56
Eurodollar September Long Futures	09/2005	270	(16)
Euribor Purchased Put Options Strike @ 93.250	12/2005	56	(1)
Euribor December Long Futures	12/2005	90	56

			$968

(f) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	$(41)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		260,000	(62)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		$700	18
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		1,900	48

							$(37)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date		Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005		$700	$1

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.000%	04/29/2005	$4	$0
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.000%	06/17/2005	5	0

					$0

(g) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	$4,000	$4,749	$4,740
U.S. Treasury Note	3.625	05/15/2013	5,000	4,879	4,921
U.S. Treasury Note	4.250	11/15/2013	4,400	4,458	4,494
U.S. Treasury Note	4.000	02/15/2014	18,800	18,660	18,818
				$32,746	$32,973

(h) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	931	10/2004	$0	$(27)	$(27)

Schedule of Investments

Total Return Portfolio

September 30, 2004 (Unaudited)

	Principal Amount	Value
	(000s)	(000s)
CORPORATE BONDS & NOTES 4.0%
Banking & Finance 1.6%
Atlas Reinsurance II PLC
3.515% due 01/07/2005 (a)	$1,250	$1,256
Gemstone Investors Ltd.
7.710% due 10/31/2004	700	701
General Motors Acceptance Corp.
2.400% due 10/20/2005 (a)	900	907
2.061% due 04/13/2006 (a)	19,900	19,989
Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	113
8.625% due 02/01/2022	1,200	1,367
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)	800	829
4.050% due 07/03/2008 (a)	800	829
5.100% due 07/03/2008 (a)	400	411
Premium Asset Trust
1.465% due 11/27/2004 (a)	100	100
2.225% due 09/08/2007 (a)(k)	100	96
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	590
Residential Reinsurance Ltd.
6.740% due 06/08/2006 (a)	8,100	6,317
UFJ Finance Aruba AEC
6.750% due 07/15/2013	2,300	2,554
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	500	503

		36,562

Industrials 1.3%
DaimlerChrysler North America Holding Corp.
1.880% due 05/24/2006 (a)	6,050	6,075
El Paso Corp.
6.750% due 05/15/2009	6,000	6,000
7.875% due 06/15/2012	8,600	8,579
7.800% due 08/01/2031	1,500	1,324
ITT Corp.
6.750% due 11/15/2005	250	260
United Airlines, Inc.
8.030% due 07/01/2011 (b)	465	86
6.071% due 03/01/2013 (b)	6,902	5,736
2.020% due 03/02/2049 (a)(b)	1,511	1,240

		29,300

Utilities 1.1%
AEP Texas Central Co.
2.500% due 02/15/2005 (a)	900	901
Entergy Gulf States, Inc.
6.000% due 12/01/2012	6,500	6,783
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	18,500	18,518

		26,202

Total Corporate Bonds & Notes (Cost $91,320)		92,064

MUNICIPAL BONDS & NOTES 2.3%
Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,585
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012	4,700	5,241
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,900	2,745
Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2017	5,465	5,952
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2004
5.000% due 07/01/2011	2,800	3,112
New Jersery State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	4,870	4,840
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	5,450	5,232
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,530	1,336
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,400	1,423
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	10,460	10,771
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 11/01/2013	700	781
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.860% due 06/15/2023 (a)	850	958
South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2009	700	768
South San Antonio, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2029	3,150	3,283
State of Wisconsin General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2011	2,300	2,549
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,200	1,220

Total Municipal Bonds & Notes (Cost $53,408)		53,796

U.S. GOVERNMENT AGENCIES 23.4%
Fannie Mae
2.190% due 03/25/2044 (a)	15,679	15,704
2.625% due 09/01/2040 (a)	174	176
3.342% due 11/01/2025 (a)	4	4
4.100% due 10/01/2032 (a)	2,656	2,719
4.294% due 11/01/2035 (a)	527	541
4.766% due 12/01/2036 (a)	4,701	4,828
5.000% due 01/01/2018 - 10/14/2034 (c)	304,662	304,236
5.039% due 09/01/2034 (a)	5,024	5,087
5.500% due 04/01/2014 - 10/14/2034 (c)	132,374	135,968
5.586% due 09/01/2039 (a)	253	265
6.000% due 04/01/2013 - 05/01/2033 (c)	16,810	17,644
6.500% due 06/01/2029 - 07/01/2032 (c)	614	645
7.000% due 04/25/2023	5,810	6,201
Federal Home Loan Bank
5.500% due 03/15/2015	76	77
Federal Housing Administration
7.430% due 01/25/2023	281	284
Freddie Mac
2.158% due 11/15/2030 (a)	106	107
2.208% due 09/15/2030 (a)	77	78
3.537% due 01/01/2028 (a)	7	7
3.618% due 07/01/2027 (a)	7	7
5.000% due 09/15/2016 - 11/01/2018 (c)	6,734	6,860
6.000% due 07/01/2016 - 04/01/2033 (c)	9,393	9,739
6.250% due 08/25/2022	924	929
6.500% due 04/15/2029	707	749
7.000% due 06/15/2023	3,965	4,229
7.500% due 07/15/2030	109	113
7.825% due 07/01/2030 (a)	5	5
8.500% due 08/01/2024	36	40
Government National Mortgage Association
2.211% due 06/20/2030 (a)	7	7
2.311% due 09/20/2030 (a)	79	79
2.750% due 02/20/2032 (a)	2,925	2,930
3.000% due 05/20/2034 (a)	1,126	1,122
3.375% due 04/20/2026 - 02/20/2027 (a)(c)	262	265
3.500% due 05/20/2030 (a)	36	36
4.000% due 10/20/2029 - 07/20/2030 (a)(c)	916	925
7.500% due 11/20/2029	497	537
Small Business Administration
5.130% due 09/01/2023	95	98
6.030% due 02/10/2012	12,192	12,959
6.290% due 01/01/2021	290	313
6.344% due 08/01/2011	1,922	2,065
7.449% due 08/01/2010	49	54
7.500% due 04/01/2017	2,246	2,463
8.017% due 02/10/2010	310	348

Total U.S. Government Agencies (Cost $538,053)		541,443

U.S. TREASURY OBLIGATIONS 13.7%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	3,587	3,833
3.625% due 01/15/2008	20,283	22,250
3.875% due 01/15/2009	38,921	43,828
4.250% due 01/15/2010	12,384	14,377
3.500% due 01/15/2011	18,392	20,822
3.375% due 01/15/2012	1,387	1,572
3.000% due 07/15/2012	9,166	10,152
2.000% due 07/15/2014	31,150	31,851
U.S. Treasury Bonds
6.250% due 05/15/2030	6,000	7,123
5.375% due 02/15/2031	6,800	7,287
U.S. Treasury Note
2.500% due 09/30/2006	153,500	153,218

Total U.S. Treasury Obligations (Cost $313,404)		316,313

MORTGAGE-BACKED SECURITIES 2.9%
Collateralized Mortgage Obligations 2.9%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	4,165	4,303
5.606% due 10/20/2032 (a)	630	639
6.500% due 02/25/2033	1,446	1,468
Bear Stearns Adjustable Rate Mortgage Trust
3.730% due 11/25/2030 (a)	22	22
6.057% due 08/25/2032 (a)	0	0
5.288% due 10/25/2032 (a)	179	180
5.377% due 01/25/2033 (a)	1,444	1,460
5.642% due 01/25/2033 (a)	543	544
5.124% due 03/25/2033 (a)	2,973	2,994
4.918% due 01/25/2034 (a)	8,118	8,201
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)	5,877	5,848
Credit-Based Asset Servicing & Securitization LLC
2.250% due 09/25/2029 (a)	17	17
CS First Boston Mortgage Securities Corp.
6.615% due 04/25/2032 (a)	85	88
6.237% due 06/25/2032 (a)	1,110	1,121
5.682% due 10/25/2032 (a)	690	698
First Nationwide Trust
6.750% due 08/21/2031	188	191
Impac CMB Trust
2.090% due 01/25/2034 (a)	6,496	6,504
Indymac Adjustable Rate Mortgage Trust
6.571% due 01/25/2032 (a)	40	40
Prime Mortgage Trust
2.015% due 02/25/2034 (a)	2,939	2,940
2.240% due 02/25/2034 (a)	740	741
Residential Asset Securitization Trust
7.130% due 07/25/2031	708	707
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	3,326	3,389
5.603% due 09/25/2032 (a)	240	240
Structured Asset Mortgage Investments, Inc.
1.930% due 09/19/2032 (a)	1,060	1,056
Structured Asset Securities Corp.
7.000% due 02/25/2016	8	8
2.065% due 06/25/2017 (a)	1,073	1,075
6.111% due 02/25/2032 (a)	77	78
6.150% due 07/25/2032 (a)	256	260
2.130% due 01/25/2033 (a)	333	332
2.000% due 08/25/2033 (a)	1,260	1,261
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (a)	156	156
Torrens Trust
2.020% due 07/15/2031 (a)	749	749
Washington Mutual Mortgage Securities Corp.
5.149% due 10/25/2032 (a)	1,017	1,032
3.565% due 01/25/2041 (a)	22	22
2.780% due 08/25/2042 (a)	17,021	17,342

Total Mortgage-Backed Securities (Cost $65,539)		65,706

ASSET-BACKED SECURITIES 10.7%
ACE Securities Corp.
2.180% due 06/25/2032 (a)	160	160
Ameriquest Mortgage Securities, Inc.
2.010% due 11/25/2034 (a)	13,830	13,831
Amortizing Residential Collateral Trust
2.110% due 06/25/2032 (a)	1,506	1,507
2.160% due 07/25/2032 (a)	1,631	1,633
Argent Securities, Inc.
2.020% due 09/25/2034 (a)	7,400	7,400
CDC Mortgage Capital Trust
2.130% due 01/25/2033 (a)	949	950
Centex Home Equity
1.940% due 03/25/2034 (a)	7,807	7,812
Conseco Finance Securitizations Corp.
2.130% due 10/15/2031 (a)	235	235
Countrywide Asset-Backed Certificates
1.775% due 12/25/2034 (a)	15,900	15,895
Credit-Based Asset Servicing & Securitization LLC
2.090% due 09/25/2033 (a)	4,308	4,311
Credit-Based Asset Servicing and Securitization
1.970% due 08/25/2034 (a)	17,050	17,057
EMC Mortgage Loan Trust
2.210% due 05/25/2040 (a)	1,633	1,636
Equity One ABS, Inc.
1.950% due 07/25/2034 (a)	17,946	17,955
Fremont Home Loan Trust
1.664% due 07/25/2034 (a)	6,100	6,097
GRMT II Mortgage Loan Trust
2.061% due 06/20/2032 (a)	44	44
GSAMP Trust
2.030% due 10/25/2033 (a)	10,652	10,655
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)	6,531	6,541
Home Equity Asset Trust
1.780% due 12/25/2034 (a)	12,546	12,544
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	392	393
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	226	226
Irwin Low Balance Home Equity Loan Trust
2.215% due 06/25/2021 (a)	9	9
Long Beach Mortgage Loan Trust
1.765% due 02/25/2024 (a)	12,865	12,876
2.240% due 03/25/2033 (a)	6,047	6,058
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)	389	390
Nelnet Student Loan Trust
1.920% due 04/25/2011 (a)	6,800	6,800
Park Place Securities, Inc.
1.940% due 08/25/2034 (a)	10,600	10,598
SACO I, Inc.
2.030% due 11/01/2034 (a)	14,525	14,525
Sears Credit Account Master Trust
1.860% due 02/18/2009 (a)	20,800	20,807
1.890% due 08/18/2009 (a)	23,100	23,138
2.140% due 11/17/2009 (a)	21,465	21,497
Structured Asset Investment Loan Trust
1.960% due 06/25/2033 (a)	320	321
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	290	290
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)	2,600	2,600

Total Asset-Backed Securities (Cost $246,796)		246,791

SOVEREIGN ISSUES 2.0%
Republic of Brazil
2.062% due 04/15/2006 (a)	1,824	1,822
11.500% due 03/12/2008	2,300	2,662
2.125% due 04/15/2009 (a)	747	734
11.000% due 01/11/2012	2,840	3,273
8.000% due 04/15/2014	2,815	2,801
Republic of Panama
9.625% due 02/08/2011	800	922
9.375% due 01/16/2023	330	361
8.875% due 09/30/2027	5,200	5,486
Republic of Peru
9.125% due 02/21/2012	1,400	1,575
9.875% due 02/06/2015	5,100	5,890
Republic of South Africa
9.125% due 05/19/2009	500	595
Russian Federation
5.000% due 03/31/2030 (a)	700	675
United Mexican States
9.875% due 02/01/2010	100	124
8.375% due 01/14/2011	300	352
6.375% due 01/16/2013	930	982
11.375% due 09/15/2016	900	1,328
8.125% due 12/30/2019	4,200	4,830
8.300% due 08/15/2031	10,300	11,742

Total Sovereign Issues (Cost $42,388)		46,154

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar March Futures (CME)
Strike @ 94.750 Exp. 03/14/2005	1,100	7

Total Purchased Put Options (Cost $11)		7

PREFERRED SECURITY 0.6%
	Shares
DG Funding Trust
4.225% due 12/29/2049 (a)	1,239	13,319

Total Preferred Security (Cost $13,056)		13,319

SHORT-TERM INSTRUMENTS 58.6%
	Principal Amount (000s)
Certificates of Deposit 7.8%
Bank of America N.A.
1.620% due 11/02/2004	$44,800	44,800
Citibank New York N.A.
1.640% due 11/08/2004	20,000	20,000
1.750% due 12/07/2004	25,700	25,700
1.805% due 12/10/2004	22,400	22,400
Wells Fargo Bank N.A.
1.600% due 10/04/2004	44,600	44,600
1.610% due 10/05/2004	300	300
1.650% due 10/07/2004	22,200	22,200
1.700% due 10/18/2004	800	800
1.780% due 11/12/2004	400	400

		181,200

Commercial Paper 39.6%
Altria Group, Inc.
1.800% due 10/29/2004	2,800	2,800
Bank of Ireland
1.960% due 01/27/2005	63,500	63,089
Danske Corp.
1.680% due 11/24/2004	41,300	41,196
1.685% due 11/29/2004	21,100	21,042
1.785% due 12/16/2004	6,500	6,474
1.845% due 12/20/2004	500	498
1.850% due 12/27/2004	100	100
Fannie Mae
1.010% due 10/01/2004	13,300	13,300
1.455% due 10/06/2004	21,800	21,796
1.526% due 10/20/2004	16,400	16,386
1.530% due 10/20/2004	21,700	21,682
1.537% due 10/20/2004	22,200	22,182
1.559% due 10/27/2004	11,300	11,287
1.180% due 11/01/2004	43,600	43,541
1.690% due 11/08/2004	22,800	22,759
1.578% due 11/17/2004	22,700	22,652
1.579% due 11/17/2004	22,700	22,652
1.635% due 11/24/2004	40,100	39,996
1.594% due 12/01/2004	22,800	22,728
1.731% due 12/08/2004	22,700	22,619
1.739% due 12/08/2004	22,800	22,719
1.760% due 12/08/2004	45,500	45,338
1.780% due 12/15/2004	45,900	45,719
Federal Home Loan Bank
1.580% due 10/04/2004	25,000	24,997
1.439% due 10/08/2004	12,700	12,696
1.740% due 10/20/2004	63,400	63,342
Ford Motor Credit Co.
2.520% due 04/07/2005	12,300	12,165
Freddie Mac
1.545% due 11/12/2004	700	699
1.570% due 11/15/2004	8,200	8,184
1.579% due 11/22/2004	10,800	10,775
1.575% due 11/24/2004	22,300	22,247
1.930% due 01/24/2005	6,200	6,161
General Motors Acceptance Corp.
2.404% due 03/22/2005	400	396
HBOS Treasury Services PLC
1.960% due 01/25/2005	63,500	63,097
Royal Bank of Scotland PLC
1.630% due 10/25/2004	59,200	59,136
1.690% due 11/29/2004	9,000	8,975
1.780% due 12/10/2004	400	399
1.835% due 12/20/2004	500	498
UBS Finance, Inc.
1.570% due 10/25/2004	19,500	19,480
1.630% due 11/16/2004	45,200	45,106
1.690% due 11/29/2004	3,700	3,690
1.700% due 11/30/2004	100	100
1.850% due 12/21/2004	300	299
1.835% due 12/22/2004	600	597

		915,594

Repurchase Agreement 0.3%
State Street Bank
1.400% due 10/01/2004	7,079	7,079
(Dated 09/30/2004. Collateralized by U.S. Treasury Bond 10.375% due 11/15/2012 valued at $7,224. Repurchase proceeds are $7,079.)

U.S. Treasury Bills 10.9%
1.512% due 11/04/2004-12/16/2004 (c)(e)(f)	252,010	251,300

Total Short-Term Instruments (Cost $1,355,291)		1,355,173

Total Investments 118.2%		$2,730,766
(Cost $2,719,266)
Written Options (h) (0.1%)		(2,401)
(Premiums $2,551)
Other Assets and Liabilities (Net) (18.1%)		(417,271)

Net Assets 100.0%		$2,311,094

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $6,232 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

(f) Securities with an aggregate market value of $20,703 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	121	$(17)
Eurodollar September Long Futures	09/2005	3,324	937
Eurodollar December Long Futures	12/2004	334	(7)
Eurodollar December Long Futures	12/2005	78	109
Euribor Written Put Options Strike @ 97.000	12/2004	75	76
Euro-Bobl 5-Year Note Long Futures	12/2004	305	200
Euro-Bund 10-Year Note Long Futures	12/2004	1,740	(188)
Government of Japan 10-Year Note Long Futures	12/2004	25	332
U.S. Treasury 10-Year Note Long Futures	12/2004	4,055	2,434
U.S. Treasury 30-Year Bond Long Futures	12/2004	232	(115)
U.S. Treasury 5-Year Note Long Futures	12/2004	153	6
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	136	50

			$3,817

(g) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP 1,800	$(17)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	10,600	(279)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017	1,700	(2)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017	300	(2)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	900	(13)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	1,500	(19)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017	700	(4)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032	1,100	(25)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	4,400	(79)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2008	EC 46,800	193
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	4,000	135
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007	88,700	249
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	500	17
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	1,500	55
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	23,600	582
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007	19,900	379
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032	1,800	55
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY 387,100	(58)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	130,000	(41)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	1,050,000	(251)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	1,625,000	(497)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2009	$78,600	3,327
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	900	7
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009	102,600	2,505
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	4,700	(58)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024	34,800	(1,175)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	3,100	(38)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009	32,700	913

						$5,859

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	3,300	4
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	900	3
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	300	3
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	800	3

						$14

Total Return Swaps

Counterparty	Receive total return	Pay		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%		01/01/2005	$4,100	$0

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	1,478	$1,023	$853
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	676	489	201
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	329	116	170

				$1,628	$1,224

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%**	10/04/2004	$6,400	$257	$705
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%*	10/04/2004	6,400	257	0
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	9,200	44	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	1,700	69	188
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	1,700	69	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	3,900	95	284
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	3,900	132	0

						$923	$1,177

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(i) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	$18,600	$22,082	$21,491
U.S. Treasury Bond	5.375	02/15/2031	29,100	31,182	30,896
U.S. Treasury Note	3.875	02/15/2013	4,900	4,871	4,859
U.S. Treasury Note	4.750	05/15/2014	11,300	11,865	11,786

				$70,000	$69,032

(j) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	636	10/2004	$19	$0	$19
Buy		1,328	11/2004	24	0	24
Buy		1,500	12/2004	13	0	13
Buy	CP	371,861	11/2004	28	0	28
Buy		303,010	12/2004	3	0	3
Sell	EC	9,789	10/2004	0	(197)	(197)
Buy		4,878	10/2004	55	0	55
Buy	H$	3,427	10/2004	0	(1)	(1)
Buy		3,473	11/2004	0	0	0
Buy		3,887	12/2004	0	0	0
Buy	JY	4,476,719	10/2004	192	0	192
Buy	KW	510,840	10/2004	5	0	5
Buy		520,066	11/2004	3	0	3
Buy		590,000	12/2004	0	(2)	(2)
Buy	MP	4,737	11/2004	1	0	1
Buy		5,606	12/2004	3	0	3
Buy	PN	1,530	11/2004	7	0	7
Buy		1,740	12/2004	3	0	3
Buy	PZ	1,380	11/2004	5	0	5
Buy		1,384	12/2004	5	0	5
Buy	RP	33,915	12/2004	0	(7)	(7)
Buy	RR	12,522	10/2004	3	0	3
Buy		12,733	11/2004	4	0	4
Buy		15,238	12/2004	1	0	1
Buy	S$	743	10/2004	8	0	8
Buy		755	11/2004	7	0	7
Buy		852	12/2004	2	0	2
Buy	SV	14,486	11/2004	9	0	9
Buy		16,715	12/2004	4	0	4
Buy	T$	14,791	11/2004	1	0	1
Buy		16,605	12/2004	0	(2)	(2)

				$405	$(209)	$196

(k)	The aggregate value of fair valued securities is $96, which is 0.00% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

Schedule of Investments

Total Return Portfolio II

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.1%
Banking & Finance 3.1%
CIT Group, Inc.
3.180% due 01/31/2005 (a)	$100	$100
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	200	200
General Motors Acceptance Corp.
3.630% due 05/19/2005 (a)	100	101
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	100	121
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	30	30

		552

Industrials 1.1%
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	100	102
2.340% due 05/24/2006 (a)	50	50
El Paso Corp.
6.750% due 05/15/2009	50	50

		202

Utilities 1.9%
AEP Texas Central Co.
2.961% due 02/15/2005 (a)	10	10
Appalachian Power Co.
4.800% due 06/15/2005	20	20
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	100	101
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	200	200

		331

Total Corporate Bonds & Notes (Cost $1,060)		1,085

MUNICIPAL BONDS & NOTES 2.8%
California State Polytechnic University Revenue Bonds, Series 1972
5.250% due 01/01/2010	100	111
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	100	115
New Jersery State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	70	70
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	100	96
New Jersey Transportation Trust Fund Revenue Bonds, Series 2003
5.000% due 06/15/2013	50	55
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.440% due 06/15/2023 (a)	25	28
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	20	20

Total Municipal Bonds & Notes (Cost $486)		495

U.S. GOVERNMENT AGENCIES 26.4%
Fannie Mae
1.960% due 03/25/2034 (a)	94	93
4.766% due 12/01/2036 (a)	52	53
5.000% due 06/01/2018 - 03/01/2034 (c)	2,346	2,370
5.039% due 09/01/2034 (a)	53	54
5.500% due 10/01/2017 - 10/14/2034 (c)	1,657	1,681
6.000% due 06/01/2016 - 07/25/2024 (c)	254	264
6.500% due 08/01/2032	16	17
Federal Home Loan Bank
5.500% due 03/15/2015	1	1
Freddie Mac
3.666% due 07/01/2027 (a)	7	7
3.822% due 01/01/2028 (a)	7	7
5.000% due 10/01/2018	83	84
5.500% due 08/15/2030	23	23
6.000% due 09/01/2016	19	20
Government National Mortgage Association
2.311% due 09/20/2030 (a)	8	8
3.375% due 02/20/2027 - 05/20/2030 (a)(c)	43	43

Total U.S. Government Agencies (Cost $4,729)		4,725

U.S. TREASURY OBLIGATIONS 15.8%
Treasury Inflation Protected Securities (b)(d)
3.375% due 01/15/2007	120	128
3.625% due 01/15/2008	164	180
3.875% due 01/15/2009	462	520
4.250% due 01/15/2010	113	131
3.000% due 07/15/2012	211	233
2.000% due 07/15/2014	201	206
U.S. Treasury Bond
6.250% due 05/15/2030	200	237
U.S. Treasury Note
2.500% due 09/30/2006	1,200	1,198

Total U.S. Treasury Obligations (Cost $2,802)		2,833

MORTGAGE-BACKED SECURITIES 5.0%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	56	58
6.500% due 02/25/2033	12	12
Bear Stearns Adjustable Rate Mortgage Trust
5.124% due 03/25/2033 (a)	32	33
4.781% due 12/25/2033 (a)	70	71
Countrywide Home Loans, Inc.
5.699% due 03/19/2032 (a)	2	2
CS First Boston Mortgage Securities Corp.
6.202% due 04/25/2032 (a)	1	1
5.057% due 06/25/2032 (a)	13	13
6.237% due 06/25/2032 (a)	8	8
2.360% due 08/25/2033 (a)	15	15
GSR Mortgage Loan Trust
6.000% due 03/25/2032	14	14
7.000% due 07/25/2043	56	59
Impac CMB Trust
2.240% due 07/25/2033 (a)	72	72
2.090% due 01/25/2034 (a)	87	87
MASTR Asset Securitization Trust
5.500% due 09/25/2033	61	61
Merrill Lynch Mortgage Investors, Inc.
2.825% due 01/25/2029 (a)	89	94
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	59	59
Residential Funding Mortgage Securities I, Inc.
5.603% due 09/25/2032 (a)	2	2
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	8	8
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	2	2
2.000% due 08/25/2033 (a)	10	10
Washington Mutual Mortgage Securities Corp.
3.066% due 02/27/2034 (a)	32	32
2.780% due 08/25/2042 (a)	173	176

Total Mortgage-Backed Securities (Cost $886)		889

ASSET-BACKED SECURITIES 5.6%
Amortizing Residential Collateral Trust
2.110% due 06/25/2032 (a)	11	11
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	8	8
Countrywide Asset-Backed Certificates
1.775% due 12/25/2034 (a)	100	100
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)	15	15
Equity One ABS, Inc.
2.120% due 11/25/2032 (a)	13	13
Fremont Home Loan Trust
1.890% due 07/25/2034 (a)	100	100
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)	41	41
Home Equity Asset Trust
1.800% due 12/25/2034 (a)	98	98
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	3	3
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	2	2
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)	3	3
Nelnet Student Loan Trust
2.017% due 04/25/2011 (a)	100	100
Park Place Securities, Inc.
1.957% due 08/25/2034 (a)	100	100
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)	197	197
SLM Student Loan Trust
1.540% due 03/15/2011 (a)	111	111
Terwin Mortgage Trust
1.770% due 09/25/2034 (a)	94	94

Total Asset-Backed Securities (Cost $996)		996

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 95.000 Exp. 12/13/2004	5	0
Eurodollar June Futures (CME)
Strike @ 91.000 Exp. 06/13/2005	16	0

Total Purchased Put Options (Cost $0)		0

PREFERRED SECURITY 0.7%
	Shares
DG Funding Trust
4.225% due 12/29/2049 (a)	11	118

Total Preferred Security (Cost $116)		118

SHORT-TERM INSTRUMENTS 54.3%
	Principal Amount (000s)
Certificates of Deposit 7.3%
Bank of America N.A.
1.620% due 11/02/2004	$300	300
Citibank New York N.A.
1.540% due 10/22/2004	200	200
1.640% due 11/08/2004	300	300
Wells Fargo Bank N.A.
1.600% due 10/04/2004	300	299
1.650% due 10/07/2004	200	200

		1,299

Commercial Paper 34.1%
Fannie Mae
1.180% due 11/01/2004	300	300
1.690% due 11/08/2004	200	200
1.625% due 11/17/2004	200	199
1.660% due 11/24/2004	1,000	997
1.594% due 12/01/2004	200	199
1.687% due 12/01/2004	800	797
1.739% due 12/08/2004	200	199
1.760% due 12/08/2004	400	399
Federal Home Loan Bank
1.740% due 10/20/2004	600	599
1.655% due 11/26/2004	200	199
1.650% due 12/08/2004	200	199
Freddie Mac
1.545% due 10/25/2004	200	200
1.550% due 10/26/2004	200	200
1.530% due 11/01/2004	200	200
1.580% due 11/02/2004	200	200
1.545% due 11/12/2004	200	200
1.570% due 11/15/2004	200	200
1.579% due 11/22/2004	100	100
General Electric Capital Corp.
1.610% due 11/16/2004	200	200
1.800% due 12/14/2004	300	299
General Motors Acceptance Corp.
2.535% due 04/05/2005	10	10

		6,096

Repurchase Agreement 2.1%
State Street Bank
1.400% due 10/01/2004	375	375
(Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $383. Repurchase proceeds are $375.)

U.S. Treasury Bills 10.8%
1.515% due 11/04/2004-12/16/2004 (c)(d)	1,945	1,939

Total Short-Term Instruments (Cost $9,711)		9,709

Total Investments 116.7%		$20,850
(Cost $20,786)
Written Options (f) (0.2%)		(29)
(Premiums $31)
Other Assets and Liabilities (Net) (16.5%)		(2,948)

Net Assets 100.0%		$17,873

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $372 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation	)
Eurodollar June Long Futures	06/2005	21	$0
Eurodollar September Long Futures	09/2005	1	0
Eurodollar December Long Futures	12/2004	3	0
U.S. Treasury 10-Year Note Long Futures	12/2004	45	21
U.S. Treasury 30-Year Bond Long Futures	12/2004	3	(2)
U.S. Treasury 5-Year Note Long Futures	12/2004	9	0

			$19

(e) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation	)
Goldman Sachs & Co	3-month LIBOR	Pay	5.000%	12/15/2014	$100	$(1)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$150	0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	100	0

					$0

(f) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	14	$10	$8
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	7	6	2
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	3	1	2
				$17	$12

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$100	$0	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	100	4	11
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	100	4	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	100	3	6
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	100	3	0
						$14	$17

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(g) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$100	$105	$104

Supplementary Notes to Schedule of Investments

September 30, 2004 (Unaudited)

1. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
All Asset Portfolio	$2,001	$(87)	$1,913
CommodityRealReturn Strategy Portfolio	1	(11)	(10)
Emerging Markets Bond Portfolio	2,579	(48)	2,531
Foreign Bond Portfolio	1,791	(44)	1,747
Global Bond Portfolio	1,430	(42)	1,388
High Yield Portfolio	15,103	(4,390)	10,713
Long-Term U.S. Government Portfolio	1,535	(111)	1,424
Low Duration Portfolio	247	(301)	(54)
Money Market Portfolio	0	0	0
Real Return Portfolio	1,199	(1,736)	(537)
Short-Term Portfolio	34	(14)	20
StocksPLUS Growth & Income Portfolio	1,351	(1,116)	235
Total Return Portfolio	16,672	(5,172)	11,500
Total Return Portfolio II	86	(22)	64

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the five periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	November 24, 2004

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 24, 2004